     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2005
================================================================================
                                                 REGISTRATION FILE NO. 333-68114
                                                                       811-10477

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   ----------

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / /

                    PRE-EFFECTIVE AMENDMENT NO. ___                    / /

                    POST-EFFECTIVE AMENDMENT NO. 5                     /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                    ACT OF 1940                                        / /

                    AMENDMENT NO. 4                                    /X/

                        (CHECK APPROPRIATE BOX OR BOXES.)

                 SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                              1401 LIVINGSTON LANE
                           JACKSON, MISSISSIPPI 39213
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (601) 981-7422

           JOSEPH A. PURVIS, ESQ.                           COPY TO:
SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY           STEPHEN E. ROTH, ESQ.
            1401 LIVINGSTON LANE                 SUTHERLAND ASBILL & BRENNAN LLP
         JACKSON, MISSISSIPPI 39213              1275 PENNSYLVANIA AVENUE, N.W.
  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WASHINGTON, DC 20004-2415

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this registration statement.

 It is proposed that this filing will become effective (check appropriate box):

  / / immediately upon filing pursuant to paragraph (b) of Rule 485. / / on (date) pursuant to paragraph (b) of Rule 485.
  / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485. /X/ on May 1, 2005 pursuant to paragraph (a)(1) of Rule 485.

  If appropriate, check the following box:

  / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   ----------

                      TITLE OF SECURITIES BEING REGISTERED:
                Adjustable Premium Variable Life Insurance Policy
================================================================================

                Adjustable Premium Variable Life Insurance Policy

                                    Issued by

                 SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT
                                       and
                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

                              1401 Livingston Lane
                           Jackson, Mississippi 39213

                                  P.O. Box 140
                           Jackson, Mississippi 39205
                            Telephone: (866) 288-2172

                                   PROSPECTUS

                                   May 1, 2005


This prospectus describes an adjustable premium variable life insurance policy ("Policy") offered by Southern Farm Bureau Life Insurance Company (the "Company"). The Policy is a long-term investment designed to provide significant life insurance benefits for the Insured. This prospectus provides information that a prospective owner should know before investing in the Policy. Certain Policy provisions may vary based on the state where the Company issues the Policy. You should consider the Policy in conjunction with other insurance you own since it may not be advantageous to replace existing insurance with the Policy or use the proceeds from any existing insurance to purchase the Policy. Please consult your insurance agent.

You can allocate your Policy's values to:

     - One or more Subaccounts of Southern Farm Bureau Life Variable Life Account (the "Separate Account"), each of which invests exclusively in a corresponding portfolio listed on this page; or

     - a Declared Interest Option, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Separate Account must accompany this prospectus. Please read these documents before investing and save them for future reference.

PLEASE NOTE THAT THE POLICIES AND THE PORTFOLIOS:

     -    ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;

     -    ARE NOT FEDERALLY INSURED;

     -    ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND

     -    ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

 THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED
     THE POLICY OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The following portfolios are available:

T. ROWE PRICE EQUITY SERIES, INC.
   T. Rowe Price Equity Income Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio
   T. Rowe Price Personal Strategy Balanced Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.
   T. Rowe Price Limited-Term Bond Portfolio
   T. Rowe Price Prime Reserve Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
   Fidelity VIP Growth Portfolio--Initial Class
   Fidelity VIP High Income Portfolio--Initial Class
   Fidelity VIP Overseas Portfolio--Initial Class
   Fidelity VIP Contrafund(R) Portfolio--Initial Class
   Fidelity VIP Index 500 Portfolio--Initial Class
   Fidelity VIP Mid Cap Portfolio--Initial Class


The T. Rowe Price Mid-Cap Growth Subaccount, which invests in the T. Rowe Price Mid-Cap Growth Portfolio, is not available for investment (allocation of premium payments and transfers of Accumulated Value) to any Owner whose Policy was issued on or after May 1, 2004. Owners whose Policies were issued prior to May 1, 2004 may allocate premium payments and transfer Accumulated Value from the other Subaccounts and the Declared Interest Option to the T. Rowe Price Mid-Cap Growth Subaccount and transfer Accumulated Value from the T. Rowe Price Mid-Cap Growth Subaccount to the other Subaccounts and the Declared Interest Option.

TABLE OF CONTENTS


                                                                          PAGE
                                                                        --------
POLICY BENEFITS/RISKS SUMMARY                                                  3
Policy Benefits                                                                3
       Death Benefit                                                           3
       Surrenders and Partial Withdrawals                                      3
       Transfers                                                               3
       Loans                                                                   4
       Premiums                                                                4
       The Policy                                                              4
       Supplemental Benefits and Riders                                        5
Policy Risks                                                                   5
       Investment Risk                                                         5
       Risk of Lapse                                                           5
       Tax Risks                                                               5
       Partial Withdrawal and Surrender Risks                                  6
       Policy Loan Risks                                                       6
       Risk of an Increase in Current Fees and Expenses                        6
Portfolio Risks                                                                6
FEE TABLE                                                                      7
THE POLICY                                                                    10
       Purchasing a Policy                                                    10
       Replacement of Existing Insurance                                      11
       When Insurance Coverage Takes Effect                                   11
       Canceling a Policy (Free-Look Right)                                   11
       Ownership Rights                                                       11
       Modifying the Policy                                                   12
PREMIUMS                                                                      12
       Allocating Premiums                                                    13
POLICY VALUES                                                                 14
       Accumulated Value                                                      14
       Net Surrender Value                                                    14
       Variable Accumulated Value                                             14
       Unit Value                                                             15
       Declared Interest Option Accumulated Value                             15
DEATH BENEFIT                                                                 16
       Death Proceeds                                                         16
       Death Benefit                                                          16
       Changing the Specified Amount                                          16
SURRENDERS AND PARTIAL WITHDRAWALS                                            17
       Surrenders                                                             17
       Partial Withdrawals                                                    17
TRANSFERS                                                                     18
LOANS                                                                         22
       Loan Conditions                                                        22
POLICY LAPSE AND REINSTATEMENT                                                22
       Lapse                                                                  22
       Reinstatement                                                          23

                                                                          PAGE
                                                                        --------
THE COMPANY AND THE DECLARED INTEREST OPTION                                  23
       Southern Farm Bureau Life Insurance Company                            23
       The Declared Interest Option                                           23
THE SEPARATE ACCOUNT AND THE PORTFOLIOS                                       24
       The Separate Account                                                   24
       The Portfolios                                                         25
       Voting Portfolio Shares                                                27
CHARGES AND DEDUCTIONS                                                        28
       Premium Expense Charge                                                 28
       Monthly Deduction                                                      28
       Mortality and Expense Risk Charge                                      29
       Surrender and Withdrawal Charges                                       30
       Transfer Charge                                                        30
       Portfolio Expenses                                                     30
FEDERAL TAX CONSIDERATIONS                                                    31
SUPPLEMENTAL BENEFITS AND RIDERS                                              33
SALE OF THE POLICIES                                                          34
STATE VARIATIONS                                                              34
LEGAL PROCEEDINGS                                                             34
FINANCIAL STATEMENTS                                                          35
GLOSSARY                                                                      36
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS                    SAI-TOC
APPENDIX A--Table of Death Benefit Factors                                   A-1

POLICY BENEFITS/RISKS SUMMARY

   This summary describes the Policy's important benefits and risks. The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail. THE GLOSSARY AT THE END OF THE PROSPECTUS DEFINES CERTAIN WORDS AND PHRASES USED IN THIS PROSPECTUS.

                                 POLICY BENEFITS

   Your Policy is an adjustable premium variable life insurance policy that provides life insurance protection in the event of the death of the Insured. The death proceeds payable to the beneficiary may and your Accumulated Value under the Policy will vary based on the investment performance of the Subaccounts you choose and interest credited in the Declared Interest
   Option. You may make partial withdrawals and loans from your Accumulated Value under the Policy subject to certain conditions described in this prospectus. You may surrender the Policy at any time. WE DO NOT GUARANTEE ANY MINIMUM ACCUMULATED VALUE OR SURRENDER VALUE. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

DEATH BENEFIT

     - DEATH PROCEEDS: We pay death proceeds to the beneficiary upon receiving due proof of the Insured's death and after any necessary claims requirements or investigations are completed. The death proceeds equal the death benefit less any Indebtedness and unpaid monthly deductions.

   The death benefit is the greater of:

          -    the Specified Amount; OR

          - the Accumulated Value multiplied by the death benefit factor for the Insured's Attained Age listed in the Table of Death Benefit Factors in Appendix A.

     - ACCELERATED DEATH BENEFIT: Under the Accelerated Benefit Rider, you may receive accelerated payment of part of your death benefit if the Insured develops a terminal illness. We will deduct an administrative charge from the accelerated death benefit at the time it is paid. The federal income tax consequences associated with adding the Accelerated Benefit Rider or receiving the accelerated death benefit are uncertain. YOU SHOULD CONSULT A TAX ADVISER BEFORE ADDING THE ACCELERATED BENEFIT RIDER TO YOUR POLICY OR REQUESTING AN ACCELERATED DEATH BENEFIT.

SURRENDERS AND PARTIAL WITHDRAWALS

     - SURRENDER: At any time while the Policy is in force, you may make a request to surrender your Policy and receive the Net Surrender Value. The Net Surrender Value equals the Surrender Value less any outstanding Indebtedness. You cannot reinstate a surrendered Policy. A SURRENDER MAY HAVE TAX CONSEQUENCES.

     - PARTIAL WITHDRAWALS: You may make a written request to withdraw at least $500 of the Net Surrender Value. Your Net Surrender Value after a partial withdrawal must be at least $5,000. PARTIAL WITHDRAWALS MAY HAVE TAX CONSEQUENCES.

TRANSFERS

     - You may make transfers among the Subaccounts and the Declared Interest Option. However, if your Policy was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

     - The minimum amount you may transfer from a Subaccount or the Declared Interest Option is the lesser of $100 or the total Accumulated Value in the Subaccount or the Declared Interest Option.

LOANS

     - You may take a loan from your Policy at any time. The maximum loan amount you may take is the Surrender Value. You may increase your risk of lapse if you take a loan. LOANS MAY HAVE TAX CONSEQUENCES.

     - We charge you an annual interest rate of 8% on your loan. Charged interest is due and payable at the end of each Policy Year. Unpaid interest becomes part of the outstanding loan and accrues additional interest at the same rate if it is not paid by the end of the Policy Year.

     - As collateral for the loan, we segregate an amount equal to the loan in the Declared Interest Option. We will credit interest on those amounts ("earned interest rate") and guarantee that the annual earned interest rate will not be lower than 4%.

     - You may repay all or part of your Indebtedness at any time while the Insured is alive and the Policy is in force.

     - We deduct any Indebtedness from the Surrender Value upon surrender, and from the death proceeds payable on the Insured's death.

PREMIUMS

     - FLEXIBILITY OF PREMIUMS: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Maturity Date) and in any amount (but not less than $15), subject to a certain maximum. You can select a premium payment plan to pay planned periodic premiums monthly, semi-annually, or annually. You are not required to pay premiums according to the plan.

     - CANCELLATION PRIVILEGE: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. We will refund an amount equal to the greater of:
          (1) the premiums paid less any partial withdrawals; or (2) the Accumulated Value on the Business Day we receive the Policy at the Home Office plus any charges we deducted. The free look period expires at midnight on the 30th day after you receive the Policy. This period will be longer if required by state law.

THE POLICY

     - OWNERSHIP RIGHTS: While the Insured is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

     - SEPARATE ACCOUNT: You may direct the money in your Policy to any of the Subaccounts of the Separate Account. However, if your Policy was issued on or after May 1, 2004, you may not direct your money to the
          T. Rowe Price Mid-Cap Growth Subaccount. Each Subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus.

     - DECLARED INTEREST OPTION: You may direct the money in your Policy to the Declared Interest Option where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

     - ACCUMULATED VALUE: Accumulated Value is the sum of your amounts in the Subaccounts and the Declared Interest Option, including any amounts securing loans under the Policy. Accumulated Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Declared Interest Option, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans). WE DO NOT GUARANTEE A MINIMUM ACCUMULATED VALUE.

     - PAYMENT OPTIONS: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Home Office.

SUPPLEMENTAL BENEFITS AND RIDERS

   We offer three riders that provide supplemental benefits under the Policy, the Children's Term Rider, Waiver of Monthly Deductions Agreement and Accelerated Benefit Rider. We deduct monthly charges for the Children's Term Rider and Waiver of Monthly Deductions Agreement from Accumulated Value as part of the monthly deduction. We assess an administrative fee if you elect to accelerate a portion of your death benefit under the Accelerated Benefit Rider. Your insurance agent can help you determine whether any of the riders are suitable for you. These riders may not be available in all states. Please contact us for further details.

                                  POLICY RISKS

INVESTMENT RISK

   If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that the investment performance of the Subaccounts will be unfavorable and that, due both to the unfavorable performance and the resulting higher insurance charges, the Accumulated Value will decrease. You could lose everything you invest. You will also be subject to the risk that the investment performance of the Subaccounts you choose may be less favorable than that of other Subaccounts, and in order to keep the Policy in force may be required to pay more premiums than originally planned.

   If you allocate Net Premiums to the Declared Interest Option, then we credit your Accumulated Value (in the Declared Interest Option) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

RISK OF LAPSE

   If your Net Accumulated Value during the first three Policy Years or your Net Surrender Value after the first three Policy Years is not enough to pay the charges deducted each month, your Policy may enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy generally will not lapse at the end of a grace period if, before then, you make a sufficient premium payment. You may reinstate a lapsed Policy, subject to certain conditions.

TAX RISKS

   We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.

   Depending on the total amount of premiums you pay, the Policy may be treated as a Modified Endowment Contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial withdrawals, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

   SEE "FEDERAL TAX CONSIDERATIONS." YOU SHOULD CONSULT A QUALIFIED TAX ADVISER FOR ASSISTANCE IN ALL POLICY-RELATED TAX MATTERS.

PARTIAL WITHDRAWAL AND SURRENDER RISKS

   The surrender charge under the Policy applies for the first 10 Policy Years (as well as during the first 10 Policy Years following an increase in Specified Amount) in the event you surrender the Policy or the Policy lapses. It is possible that you will receive no Net Surrender Value if you surrender your Policy. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Policy to meet long-term financial goals. THE POLICY IS NOT SUITABLE AS A SHORT-TERM INVESTMENT.

   Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse, because surrender charges affect the Net Surrender Value which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse).
   SEE "Risk of Lapse," above.

   Partial Withdrawals may not lower the Net Surrender Value below $5,000. Partial Withdrawals are assessed a charge equal to the lesser of $25 or 2% of the amount withdrawn.

   A PARTIAL WITHDRAWAL OR SURRENDER MAY HAVE TAX CONSEQUENCES.

POLICY LOAN RISKS

   Loans from the Policy, whether or not repaid, will affect Accumulated Value over time because we segregate the amount of the loan in the Declared Interest Option as collateral, and this loan collateral does not participate in the investment performance of the Subaccounts and may not be credited with the same interest rates accruing on the Declared Interest Option.

   We reduce the amount we pay on the Insured's death by the amount of any outstanding loan from the Policy and your Policy may lapse (terminate without value) if outstanding loans plus any accrued interest payable reduce the Net Surrender Value to zero.

   If you surrender the Policy or allow it to lapse while a loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

   A LOAN MAY HAVE TAX CONSEQUENCES.

RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES

   Certain fees and expenses are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.

                                 PORTFOLIO RISKS

   A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the portfolios' prospectuses for more information.

   There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLE

   The following tables describe the fees and expenses that are payable when buying, owning, and surrendering the Policy.

   The first table describes the fees and expenses that are payable at the time you buy the Policy, surrender the Policy, or transfer your Policy's Net Accumulated Value among the Subaccounts and/or the Declared Interest Option.

                                TRANSACTION FEES

                                                                    AMOUNT DEDUCTED--
                                     WHEN CHARGE IS                 MAXIMUM GUARANTEED                AMOUNT DEDUCTED--
CHARGE                                  DEDUCTED                          CHARGE                        CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
PREMIUM EXPENSE CHARGE       Upon receipt of each premium     12% of premium payments         10% of premium payments up to the
                             payment                                                          basic annual premium(1) and
                                                                                              3% of premium payments above
                                                                                              the basic annual premium

PARTIAL WITHDRAWAL CHARGE    Upon withdrawal                  2% of the amount withdrawn,     2% of the amount withdrawn,
                                                              not to exceed $25               not to exceed $25

SURRENDER CHARGE(2)          Upon a full surrender or lapse
                             of your Policy during the
                             first ten Policy Years, and
                             during the first ten Policy
                             Years following an increase in
                             Specified Amount

MINIMUM INITIAL SURRENDER                                                 $237.50                           $237.50
CHARGE(3)

MAXIMUM INITIAL SURRENDER                                              $10,956.25                         $10,956.25
CHARGE(4)

CHARGE FOR MALE AGE 35                                                    $506.25                           $506.25
PREFERRED NON TOBACCO WITH
$250,000 SPECIFIED AMOUNT
FOR THE FIRST POLICY YEAR

TRANSFER CHARGE              Upon transfer                    First twelve transfers in a     First twelve transfers in a
                                                              Policy Year are free, $40 for   Policy Year are free, $25 for
                                                              each subsequent transfer        each subsequent transfer(5)

----------
(1) The basic annual premium is a hypothetical annual premium which is based on the Issue Age, sex and underwriting classification of the Insured and Specified Amount of the Policy. The basic annual premium for a Policy with a Specified Amount of $250,000 is $1,012.50 where the Insured has the following characteristics: Issue Age 35, Male, Preferred Non Tobacco. The basic annual premium for your Policy is shown on the Schedule Page of the Policy.

(2) For the first Policy Year or the first Policy Year after an increase in Specified Amount, the surrender charge equals 50% of the basic annual premium and decreases to 0% over ten years. The surrender charges shown in the table may not be typical of the charges you will pay. More detailed information concerning the surrender charge is available on request from your insurance agent or our Home Office. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values, including the Surrender Value, based upon the Issue Age, sex, underwriting class of the Insured, Specified Amount, planned periodic premiums, and riders requested. Please consult your insurance agent or our Home Office for information about the surrender charge.

(3) The minimum initial surrender charge assumes that the Policy has a Specified Amount of $250,000, the Policy is in the first Policy Year and that the Insured has the following characteristics: Issue Age 18, Female, Super Preferred Non Tobacco.

(4) The maximum initial surrender charge assumes that the Policy has a Specified Amount of $250,000, the Policy is in the first Policy Year and that the Insured has the following characteristics: Issue Age 75, Male, Tobacco.

(5) We currently do not assess a charge for any transfer among the Subaccounts and the Declared Interest Option, however, we reserve the right to charge $25 for the 13th and each additional transfer in a Policy Year.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

                                                                    AMOUNT DEDUCTED--
                                     WHEN CHARGE IS                 MAXIMUM GUARANTEED                AMOUNT DEDUCTED--
CHARGE                                  DEDUCTED                          CHARGE                        CURRENT CHARGE
-------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE CHARGE(6)  Monthly, on the Monthly
                             Deduction Day

MINIMUM CHARGE(7)                                             $0.08001 per $1,000 of Net      $0.03417 per $1,000 of Net
                                                              Amount of Risk                  Amount of Risk

MAXIMUM CHARGE(8)                                             $7.32578 per $1,000 of Net      $5.16083 per $1,000 of Net
                                                              Amount of Risk                  Amount of Risk

CHARGE FOR MALE AGE 35                                        $0.14419 per $1,000 of Net      $0.06833 per $1,000 of Net
PREFERRED NON TOBACCO WITH                                    Amount of Risk                  Amount of Risk
SPECIFIED AMOUNT OF
$250,000 FOR FIRST POLICY
YEAR

MONTHLY POLICY EXPENSE       On Policy Date and monthly, on                 $10                                $6
CHARGE                       each Monthly Deduction Date

MORTALITY AND EXPENSE RISK   Daily                            1.05% (annually) of the         1.05% (annually) of the average
CHARGE                                                        average daily net assets of     daily net assets of each
                                                              each Subaccount you are         Subaccount you are invested in
                                                              invested in

POLICY LOAN INTEREST         On each Policy Anniversary       4% effective annual rate        2% effective annual rate
SPREAD(9)

----------
(6) The cost of insurance charge will vary based on the Issue Age, sex, and underwriting classification of the Insured, Accumulated Value and the Specified Amount of the Policy. The cost of insurance charges shown in the table may not be typical of the charges you will pay. The Schedule Page of your Policy indicates the guaranteed cost of insurance rates applicable to your Policy, and more detailed information concerning your cost of insurance charge is available on request from your insurance agent or our Home Office. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the Insured's Issue Age and underwriting class, Specified Amount, planned periodic premiums, and riders requested. Please consult your insurance agent or our Home Office for information about your cost of insurance charge.

(7) The minimum cost of insurance charge assumes that the Policy has a Specified Amount of $250,000, the Policy is in the first Policy Year, and the Insured has the following characteristics: Issue Age 18, Female, Super Preferred Non Tobacco.

(8) The maximum cost of insurance charge assumes that the Policy has a Specified Amount of $250,000, the Policy is in the first Policy Year, and the Insured has the following characteristics: Issue Age 75, Male, Tobacco.

(9) The Policy Loan Interest Spread is the difference between the amount of interest we charge you for a loan (an effective annual rate of 8%) and the amount of interest we credit to the amounts we hold as collateral for the loan guaranteed at an effective annual rate equal to 4% (currently, an effective annual rate of 6%).

                                PERIODIC CHARGES
                         (OPTIONAL BENEFIT RIDERS ONLY)

                                                                    AMOUNT DEDUCTED--
OPTIONAL BENEFIT                       WHEN CHARGE IS              MAXIMUM GUARANTEED             AMOUNT DEDUCTED--
RIDER CHARGES                              DEDUCTED                       CHARGE                    CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------
ACCELERATED BENEFIT RIDER(10)   Upon election                 Greater of 3% of the          Greater of 3% of the
                                                              accelerated benefit amount    accelerated benefit amount
                                                              or $300                       or $300

WAIVER OF MONTHLY DEDUCTIONS    Monthly, on the Monthly
AGREEMENT(11)                   Deduction Day

MINIMUM CHARGE(12)                                            $0.02 per $1000 of Net        $0.02 per $1000 of Net
                                                              Amount of Risk                Amount of Risk

MAXIMUM CHARGE(13)                                            $0.19 per $1000 of Net        $0.19 per $1000 of Net
                                                              Amount of Risk                Amount of Risk


CHARGE FOR MALE AGE 35                                        $0.02 per $1000 of Net        $0.02 per $1000 of Net
PREFERRED NON TOBACCO WITH                                    Amount of Risk                Amount of Risk
SPECIFIED AMOUNT OF $250,000
FOR FIRST POLICY YEAR

CHILDREN'S TERM RIDER(14)       Monthly, on the Monthly       $0.383 per $1,000 of rider    $0.383 per $1,000 of rider
                                Deduction Day                 coverage amount               coverage amount


     The following table shows the portfolio fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses charged by any of the portfolios for the fiscal year ended December 31, 2004. Current and future expenses of the portfolios may be higher or lower than those shown. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]


                       ANNUAL PORTFOLIO OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)



                                                                                    MINIMUM    MAXIMUM
------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (expenses that are deducted from
portfolio assets, including management fees and other expenses)                        %           %



                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]


----------
(10) The Company does not assess a charge for the election of the Accelerated Benefit Rider. However, we will assess an administrative fee at the time payment of an accelerated benefit amount is made. That administrative fee may vary based on your state of residence. In most states where the Company offers the Rider, the fee may vary based on the accelerated benefit amount. In all states we sell the Policy, the maximum accelerated benefit amount is $250,000. Please consult your insurance agent or our Home Office for more information about the administrative fee.

(11) The Waiver of Monthly Deductions Agreement charge varies based on the age of the Insured and the Net Amount of Risk of the Policy. The charges shown in the table may not be typical of the charges you will pay. More detailed information regarding the Waiver of Monthly Deductions Agreement charge is available upon request from your insurance agent or our Home Office.

(12) The minimum Waiver of Monthly Deductions Agreement charge assumes that the Insured has the following characteristics: Age 18.

(13) The maximum Waiver of Monthly Deductions Agreement charge assumes that the Insured has the following characteristics: Age 55.

(14) The charge for the Children's Term Rider is $0.40 per $1,000 of the rider coverage amount if you also elect the Waiver of Monthly Deductions Agreement.

             ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH PORTFOLIO
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


     The following table indicates the portfolio fees and expenses for each portfolio for the year ended December 31, 2004. Current and future expenses may be higher or lower than those shown.

                  [EXPENSE FIGURES TO BE UPDATED BY AMENDMENT]



                                                                     MANAGEMENT       OTHER       TOTAL ANNUAL
PORTFOLIO NAME                                                          FEES         EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                                                     %              %          %(15)
  Mid-Cap Growth Portfolio                                                    %              %          %(15)
  Personal Strategy Balanced Portfolio                                        %              %          %(15)(16)
T. Rowe Price Fixed Income Series, Inc.
  Limited-Term Bond Portfolio                                                 %              %          %(15)
  Prime Reserve Portfolio                                                     %              %          %(15)
Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio (Initial Class)                                        %              %          %(18)
  VIP High Income Portfolio (Initial Class)                                   %              %          %
  VIP Overseas Portfolio (Initial Class)                                      %              %          %(17)
  VIP Contrafund Portfolio (Initial Class)                                    %              %          %(17)
  VIP Index 500 Portfolio (Initial Class)                                     %              %          %(19)
  VIP Mid Cap Portfolio (Initial Class)                                       %              %          %(17)


THE POLICY

PURCHASING A POLICY

   To purchase a Policy, you must submit a completed application to your agent who, in turn, will forward the completed application to us at our Home Office. Your agent is a licensed insurance agent and a registered representative of a broker-dealer authorized to sell the Policy.

   We determine the minimum Specified Amount benefit for a Policy based on the Insured's Attained Age when we issue the Policy. The minimum Specified Amount is $100,000, or the Specified Amount purchased by a single premium payment of at least $5,000.

----------
(15) Management fees include the ordinary, recurring operating expenses of the portfolios, but does not cover interest, taxes, brokerage, nonrecurring and extraordinary items or fees and expenses for the portfolios' independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.


(16) The portfolio's manager has agreed to reduce its management fee by the amount of expenses incurred as a result of the portfolio's investment in other
T. Rowe Price portfolios. The amounts shown in the table do not include that reduction. After taking that reduction into account, total annual expenses would have been ____%.

(17) A portion of the brokerage commissions that certain portfolios pay may be used to reduce Fund expenses. In addition, certain portfolios have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce custodian expenses. The amounts shown in the table do not include these reductions. Including these reductions, the total annual expenses presented in the preceding table would have been:
Overseas Portfolio--____%, Contrafund Portfolio--____% and Mid Cap Portfolio--____%. These offsets may be discontinued at any time.

(18) A portion of the brokerage commissions that certain portfolios pay may be used to reduce Fund expenses. The amount shown in the table does not include this reduction. Including this reduction, the total annual expenses presented in the preceding table would have been ____%. This offset may be discontinued at any time.

(19) The Funds' manager has voluntarily agreed to reimburse the expenses of the portfolio if they exceed ____%. The Funds' manager may discontinue this arrangement at any time. Including this reimbursement, the management fee, other expenses and total annual expenses in 2004 were ____%, ____% and ____%, respectively.

   Generally, the Policy is available for Insureds between Attained Ages 0-75 for standard non-tobacco and standard tobacco underwriting classes, 18-75 for preferred non-tobacco and preferred tobacco underwriting classes. Starting at Specified Amounts of $250,000, we add a better underwriting class (super-preferred) for non-tobacco users only. We can provide you with details as to these underwriting standards when you apply for a Policy. We reserve the right to modify our underwriting requirements at any time. We must receive evidence of insurability that satisfies our underwriting standards before we will issue a Policy. We reserve the right to reject an application for any reason permitted by law.

REPLACEMENT OF EXISTING INSURANCE

   It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy is better for you. You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender.

WHEN INSURANCE COVERAGE TAKES EFFECT

   Any insurance we issue as a result of your application will not be effective until: (a) we deliver a Policy while the proposed Insureds are alive and insurable; and (b) you pay the full first premium for that Policy. We may allow for an earlier Effective Date only as we specify in a conditional receipt that accompanies your application, subject to our underwriting rules and Policy conditions.

CANCELING A POLICY (FREE-LOOK RIGHT)

   You may cancel a Policy during the free-look period by returning it to the Company, or to the agent who sold it to you. The free-look generally expires 30 days after you receive the Policy, but this period will be longer if required by state law. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if we never issued it. Within seven calendar days after we receive the returned Policy, we will refund the greater of:

          (1)  the premiums paid less any withdrawal; or

          (2) the Accumulated Value on the Business Day we receive the Policy plus any charges we deducted.

OWNERSHIP RIGHTS

   The Policy belongs to the Owner named in the application. The Owner may exercise all of the rights and options described in the Policy, subject to the right of any assignee of record and any irrevocably designated beneficiary. The Owner is the Insured unless the application specifies a different person as the Owner. If the Owner dies before the Insured and no contingent Owner is named, then Ownership of the Policy will pass to the Owner's estate.

   The Owner may exercise certain rights described below.

   SELECTING AND CHANGING THE BENEFICIARY

          - You designate the beneficiary (the person to receive the death proceeds when the Insured dies) in the application.

          - If you designate more than one beneficiary, then each beneficiary shares equally in any death proceeds unless the beneficiary designation states otherwise.

          - If the beneficiary dies before the Insured, then any contingent beneficiary becomes the beneficiary.

          - If both the beneficiary and contingent beneficiary die before the Insured, then we will pay the death proceeds to the Owner or the Owner's estate once the Insured dies.

          - Unless there is an irrevocable beneficiary, you can change the beneficiary by providing us with a written request while the Insured is living.

          - The change in beneficiary is effective as of the date you sign the written request.

          - We are not liable for any actions we take before we received the written request.

     CHANGING THE OWNER

          - You may change the Owner by providing a written request to us at any time while the Insured is alive.

          -    The change takes effect on the date you sign the written request.

          - We are not liable for any actions we take before we received the written request.

          - Changing the Owner does not automatically change the beneficiary and does not change the Insured.

          - Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

MODIFYING THE POLICY

   Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president, a vice president, our secretary or one of our officers. No agent may bind us by making any promise not contained in the Policy.

   Upon notice to you, we may modify the Policy:

     - to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;

     - to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

     -    to reflect a change in the Separate Account's operation.

   If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with these laws.

PREMIUMS

   When you apply for a Policy, you may indicate your intention to pay certain scheduled premiums either monthly, semi-annually or annually. However, you have flexibility to determine the frequency and the amount of the premiums you pay. You must send all premium payments to our Home Office or such other office as we may designate from time to time. You may not pay any premiums after the Policy's Maturity Date.

   After your initial premium, you can pay subsequent premiums at any time before the Maturity Date, and in any amount of at least $15. We have the right to limit or refund any premium if (1) the premium would disqualify the Policy as a life insurance contract under the Internal Revenue Code; (2) you make a premium payment of less than $15; or (3) the premium exceeds the basic annual premium and results in an increase in the death benefit.

   You can stop paying premiums at any time and your Policy will continue in force until the earlier of the Maturity Date, or the date when either (1) the Insured dies, or (2) the grace period ends without a sufficient payment (see "Lapse," below), or (3) we receive your written notice requesting a surrender of the Policy.

   If mandated under applicable law, we may be required to reject a premium payment. We may also be required to provide additional information about your account to government regulators.

   LAPSE. Under certain conditions, your Policy will enter into a 61-day grace period and possibly lapse:

     - During the first three Policy Years, the Policy will enter a grace period if on any Monthly Deduction Day the Net Accumulated Value is not enough to pay the next monthly deduction due.

     - After the first three Policy Years, your Policy will enter a 61-day grace period if the Net Surrender Value on any Monthly Deduction Day is not enough to pay the next monthly deduction due.

   We will notify you when your Policy is in a grace period. If you do not make a sufficient payment before the end of the grace period, then your Policy will lapse. You may reinstate a lapsed Policy if you meet certain requirements. See "POLICY LAPSE AND REINSTATEMENT."

   TAX-FREE EXCHANGES (1035 EXCHANGES). We may accept as all or part of your initial premium, money from another life insurance contract insuring the same Insured that qualified for a tax-free exchange under Section 1035 of the Internal Revenue Code, contingent upon receipt of the cash from that contract. If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

ALLOCATING PREMIUMS

   When you apply for a Policy, you must instruct us to allocate your net premium to one or more Subaccounts and to the Declared Interest Option according to the following rules:

     - You must allocate at least 10% of each net premium to any Subaccount or the Declared Interest Option you select. However, if your Policy was issued on or after May 1, 2004, you may not allocate net premium to the T. Rowe Price Mid-Cap Growth Subaccount.

     - Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

     - As long as your Policy is in force and has a positive Net Accumulated Value, you can change the allocation instructions for additional net premiums without charge by providing us with a signed, written notification on a form we deem acceptable. Any change in allocation instructions will be effective on the Business Day on or next following the date we receive the signed form at our Home Office.

   Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

   This paragraph and the next one following describe how we handle money you send us. For purposes of this description, the "POLICY SETTLE DATE" is the date when all administrative and underwriting requirements have been satisfied and we have received sufficient initial premium; and "POLICY ALLOCATION DATE" is the 35th day after the date we print the Policy for processing and mailing to your agent/registered representative, for delivery to you. The Policy Settle Date usually occurs before the Policy Allocation Date.

   We will place any amounts we receive before the Policy Settle Date in a non-interest bearing suspense account until the Business Day on or next following the Policy Settle Date, at which time we will transfer net premiums from the suspense account to the Money Market Subaccount (i.e., the Subaccount investing in the Prime Reserve Portfolio). However, if the Policy Settle Date occurs on or after the Policy Allocation Date, we will allocate net premiums from the suspense account to the Subaccounts and the Declared Interest Option in accordance with the net premium allocation percentages shown in the application. We will also place any net premiums we receive on or after the Policy Settle Date but before the Policy Allocation Date in the Money Market Subaccount. On the Business Day on or next following the Policy Allocation Date, we will transfer all of the Accumulated

   Value in the Money Market Subaccount to the Subaccounts and the Declared Interest Option in accordance with the net premium allocation percentages shown in the application. We will allocate any net premiums received on or after the later of the Policy Settle Date and the Policy Allocation Date on the Business Day we receive such premiums, in accordance with the net premium allocation percentages shown in the application or any more recent written instructions. We must receive a net premium prior to 3:00 p.m. Central Time for the net premium to be allocated that Business Day. Net premiums received at or after 3:00 p.m. Central Time will be allocated on the following Business Day. We will not count the transfers described above for purposes of calculating any transfer charge.

   Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent agents fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.

POLICY VALUES

ACCUMULATED VALUE

   Accumulated Value serves as the starting point for calculating values under a Policy.

   ACCUMULATED VALUE:

     - equals the sum of all values in the Declared Interest Option and in each Subaccount;

     - is determined as of the Policy Date and on each Business Day as of 3:00 p.m. Central Time; and

     - has no guaranteed minimum amount and may be more or less than premiums paid.

   Net Accumulated Value equals the Accumulated Value minus any Indebtedness.

NET SURRENDER VALUE

   The Net Surrender Value is the amount we pay to you when you surrender your Policy. We determine the Net Surrender Value at the end of the Valuation Period when we receive your written surrender request.

   NET SURRENDER VALUE ON ANY BUSINESS DAY EQUALS:

     -    the Accumulated Value as of such date; MINUS

     -    any surrender charges as of such date; MINUS

     -    any outstanding Indebtedness.

VARIABLE ACCUMULATED VALUE

   The Variable Accumulated Value is equal to the sum of the Accumulated Value in each Subaccount. At the end of any Valuation Period, a Subaccount's Accumulated Value is equal to the number of units that the Policy has in the Subaccount, multiplied by the unit value of that Subaccount.

   THE NUMBER OF UNITS IN ANY SUBACCOUNT ON ANY BUSINESS DAY EQUALS:

     - the initial units purchased at the unit value on the Business Day on or next following the Policy Allocation Date (see
          "PREMIUMS--Allocating Premiums" above); PLUS

     -    units purchased with additional net premiums; PLUS

     - units purchased via transfers from another Subaccount or the Declared Interest Option; MINUS

     -    units redeemed to pay for monthly deductions; MINUS

     -    units redeemed to pay for partial withdrawals; MINUS

     - units redeemed as part of a transfer to another Subaccount or the Declared Interest Option including transfers to secure Policy loans.

   Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period.

UNIT VALUE

   We determine a unit value for each Subaccount to reflect how investment performance affects the Policy values. Unit values will vary among Subaccounts. The unit value of each Subaccount was originally established at $10 per unit on the Business Day when the Subaccount first purchased portfolio shares. The unit value may increase or decrease from one Valuation Period to the next.

   THE UNIT VALUE OF ANY SUBACCOUNT AT THE END OF A VALUATION PERIOD IS CALCULATED BY DIVIDING (a) BY (b) WHERE:

     a)   is:

          1) the value of the net assets of the Subaccount at the end of the preceding Valuation Period; PLUS

          2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the unit value is being determined; MINUS

          3) the capital losses, realized or unrealized, charged against those net assets during the Valuation Period; MINUS

          4) any amount charged against the Subaccount for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subaccount; MINUS

          5)   the daily equivalent of the mortality and expense risk charge.

     b) is the number of units outstanding at the end of the preceding Valuation Period.

   We determine a unit value for each Subaccount as of 3:00 p.m. Central Time each Business Day.

DECLARED INTEREST OPTION ACCUMULATED VALUE

   On the Business Day on or next following the date premiums are allocated (see "PREMIUMS--Allocating Premiums" above), the Declared Interest Option Accumulated Value is equal to the amount allocated to the Declared Interest Option, less the portion of any monthly deduction taken from the Declared Interest Option.

   THE DECLARED INTEREST OPTION ACCUMULATED VALUE AT THE END OF ANY VALUATION PERIOD EQUALS:

     - the Declared Interest Option Accumulated Value at the end of the preceding Valuation Period; PLUS

     - the total net premiums allocated to the Declared Interest Option since the end of the preceding Valuation Period; PLUS

     -    any amounts transferred to the Declared Interest Option; PLUS

     -    interest credited to the Declared Interest Option; MINUS

     -    amounts charged to pay for monthly deductions; MINUS

     -    amounts withdrawn or transferred from the Declared Interest Option.

DEATH BENEFIT

DEATH PROCEEDS

   As long as the Policy is in force, we will pay the death proceeds to the primary beneficiary or a contingent beneficiary once we receive satisfactory proof of the Insured's death at our Home Office and after any necessary claims requirements or investigations are completed. We may require you to return the Policy. If the beneficiary dies before the Insured and there is no contingent beneficiary, we will pay the death proceeds to the Owner or the Owner's estate. We will pay the insurance proceeds in a lump sum or under a payment option. See "Additional Policy Information--Payment of Policy Benefits" in the Statement of Additional Information ("SAI").

   DEATH PROCEEDS EQUAL:

     -    the death benefit (described below); PLUS

     -    premiums paid after the date of death; MINUS

     -    any past due monthly deductions; MINUS

     -    any outstanding Indebtedness on the date of death.

   If all or part of the death proceeds are paid in one sum, we will pay interest on this sum as required by applicable state law from the date we receive due proof of the Insured's death to the date we make payment.

   An increase in the Specified Amount will increase the death benefit and a decrease in the Specified Amount will decrease the death benefit.

   We may further adjust the amount of the death proceeds under certain circumstances. See "Additional Policy Information--Our Right to Contest the Policy" and "Misstatement of Age or Sex" in the SAI.

DEATH BENEFIT

   THE DEATH BENEFIT IS THE GREATER OF:

     -    the Specified Amount on the Insured's date of death; OR

     - the Accumulated Value on the Insured's date of death multiplied by the applicable death benefit factor for the Insured's Attained Age, gender, and underwriting classification from the Table of Death Benefit Factors in Appendix A.

   Your death benefit does not change unless the death benefit factor multiplied by the Accumulated Value is greater than the Specified Amount. Then the death benefit will vary as the Accumulated Value varies.

CHANGING THE SPECIFIED AMOUNT

   You select the Specified Amount when you apply for the Policy. You may change the Specified Amount at any time after the end of the first Policy Year, subject to the conditions described below. We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Internal Revenue Code. Changing the Specified Amount may have tax consequences and you should consult a tax advisor before doing so. See "FEDERAL TAX CONSIDERATIONS."

   INCREASING THE SPECIFIED AMOUNT

     - You may increase the Specified Amount before the Insured reaches age 75 by submitting a written request and providing evidence of insurability satisfactory to us at our Home Office. The increase will be effective on the next Monthly Deduction Day after we approve the increase request.

     -    The minimum increase is $100,000.

     - Increasing the Specified Amount will result in additional surrender charges on the increase amount that will last for 10 years from the date of the increase.

     - A different cost of insurance charge may apply to the increase in Specified Amount, based on the Insured's circumstances at the time of the increase.

     - You must pay premium sufficient to cover the first month's cost of insurance charge following deduction of all applicable expense charges unless the Policy has enough Accumulated Value to cover the cost of insurance charge.

   DECREASING THE SPECIFIED AMOUNT

     - You must submit a written request to decrease the Specified Amount to us at our Home Office.

     - You may not decrease the Specified Amount below the minimum Specified Amount shown on the Policy schedule page.

     - Any decrease will be effective on the next Monthly Deduction Day after we process your written request.

     - For purposes of determining the cost of insurance charge, any decrease will first be used to reduce the most recent increase, then the next most recent increases in succession, and then the initial Specified Amount.

     -    Decreasing the Specified Amount will not affect the surrender charges.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS

   You may make a written request to surrender your Policy for its Net Surrender Value as calculated at the end of the Business Day when we receive your request at our Home Office. If we receive your written request to surrender the Policy prior to 3:00 p.m. Central Time, we will calculate the Net Surrender Value for your Policy as of 3:00 p.m. Central Time that Business Day. If we receive your written request to surrender the Policy at or after 3:00 p.m. Central Time, we will calculate the Net Surrender Value for your Policy as of 3:00 p.m. Central Time on the following Business Day. A surrender may have tax consequences. See "FEDERAL TAX CONSIDERATIONS--Tax Treatment of Policy Benefits."

     - The Insured must be alive and the Policy must be in force when you make your written request. A surrender is effective as of the date when we receive your written request. We may require that you return the Policy.

     - If you surrender your Policy during the first 10 Policy Years (or during the first 10 years after an increase in the Specified Amount), you will incur a surrender charge. See "CHARGES AND
          DEDUCTIONS--Surrender and Withdrawal Charges."

     - Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

     - We will usually pay the Net Surrender Value in a lump sum within seven days unless you request other arrangements. See "Additional Policy Information--Payment of Policy Benefits" in the SAI.

PARTIAL WITHDRAWALS

   Prior to the Maturity Date while the Insured is alive, you may request to withdraw a portion of your Net Surrender Value subject to certain conditions.

     - You must: (1) make your request in writing to us at our Home Office, and (2) request at least $500.

     - You may not withdraw an amount that would leave a Net Surrender Value of less than $5,000.

     - For each withdrawal, we deduct (from the amount withdrawn) a fee equal to the lesser of $25 or 2% of the amount withdrawn. See "CHARGES AND DEDUCTIONS--Surrender and Withdrawal Charges."

     - You can specify the Subaccount(s) and/or Declared Interest Option from which to make the withdrawal; otherwise we will deduct the amount (including any fee) from the Subaccounts and the Declared Interest Option on a pro-rata basis (that is, according to the percentage of Accumulated Value contained in each Subaccount and the Declared Interest Option).

     - We will process the withdrawal at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written request for withdrawal prior to 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written request for withdrawal at or after 3:00 p.m. Central Time, we will process the withdrawal at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day.

     - We generally will pay a withdrawal request from the Subaccounts within seven days after the Business Day when we receive the request. We reserve the right to defer any withdrawals from the Declared Interest Option for up to six months (or any shorter period required by law).

     - A partial withdrawal would lower the Accumulated Value and the death benefit.

     - Partial withdrawals may have tax consequences. See "FEDERAL TAX CONSIDERATIONS--Tax Treatment of Policy Benefits."

TRANSFERS

   You may make an unlimited number of transfers in any Policy Year from among the Subaccounts or from the Declared Interest Option. We determine the amount you have available for transfer at the end of the Valuation Period when we receive your transfer request. The following features apply to transfers under the Policy:

     - You may request transfers in writing to us at our Home Office (in a form we accept) or by telephone.

     - You must transfer at least $100, or, if less, the total Accumulated Value in the Subaccount or Declared Interest Option (less amounts securing Policy loans).

     - You may not transfer more than 50% of the Net Accumulated Value in the Declared Interest Option on any day unless the balance following the transfer would be less than $1,000, in which case you may transfer the full Net Accumulated Value in the Declared Interest Option.

     - We may currently deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year. We may increase this charge up to $40. Transfers we effect from the Declared Interest Option, and transfers resulting from loans, dollar cost averaging, and asset rebalancing are NOT treated as transfers for purposes of the transfer charge.

     - We process transfers at the unit values next determined after we receive your request at our Home Office. This means that if we receive your written or telephone request for transfer prior to 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time that Business Day. If we receive your written or telephone request for transfer at or after 3:00 p.m. Central Time, we will process the transfer at the unit values calculated as of 3:00 p.m. Central Time on the following Business Day. We treat telephone requests as having been received once the telephone transmission ends.

     - We consider each written or telephone request to be a single transfer, regardless of the number of Subaccounts (or Declared Interest Option) involved. We will treat all transfer requests received during the same Valuation Period as a single request.

     - If your Policy was issued on or after May 1, 2004, you may not transfer Accumulated Value to the T. Rowe Price Mid-Cap Growth Subaccount.

   You may request telephone transfer privileges in your Policy application. The telephone transfer privileges allow you to give authority to any person to make telephone transfers. To make a telephone transfer, you may call 1-866-288-2172.

   Please note the following regarding telephone transfers:

     - We are not liable for any claim, loss, damage, liability, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.

     - We will employ reasonable procedures to confirm that telephone instructions are genuine, including requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.


     - We reserve the right to suspend telephone transfer privileges at any time.


   CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to the Home Office.

   The corresponding portfolio of any Subaccount determines its net asset value per share once daily, as of the close of the regular business session of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time), which coincides with the end of each Valuation Period. Therefore, we will process any transfer request we receive after the close of the regular business session of the NYSE, using the net asset value for each share of the applicable portfolio determined as of the close of the next regular business session of the NYSE.

DOLLAR COST AVERAGING

   You may elect to participate in a dollar cost averaging program by completing an election form and forwarding it to our Home Office. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from the Money Market Subaccount (i.e, the Subaccount investing in the Prime Reserve Portfolio) to any other Subaccount(s) or the Declared Interest Option. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high.

   We do not assure the success of this strategy, and we cannot guarantee that dollar cost averaging will result in a profit to you or will protect you against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. There is no additional charge for dollar cost averaging. You may elect to discontinue dollar cost averaging at any time by forwarding a written request to our Home Office.

   If your Policy was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program. We may also modify, suspend, or discontinue the dollar cost averaging program at any time. More detailed information concerning our dollar cost averaging program is available upon request from our Home Office.

ASSET REBALANCING PROGRAM

   We also offer an asset rebalancing program under which we will automatically reallocate your Accumulated Value among the Subaccounts and the Declared Interest Option each year to return your Accumulated Value to your most recent premium allocation percentages. Accumulated Value allocated to each Subaccount and the Declared Interest Option will grow or decline in value at different rates. The asset rebalancing program will transfer Accumulated Value from those Subaccounts and the Declared Interest Option that have increased in value to those Subaccounts that have declined in value (or not increased as much). Over time, this method of investing may help you buy low and sell high. The asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses or that you will meet your financial goals.

   You may elect to participate in the asset rebalancing program by completing an election form and forwarding it to our Home Office. There is no additional charge for participating in the program.

   You may elect to discontinue asset rebalancing at any time by forwarding a written request to our Home Office.

   We may also modify, suspend, or discontinue the asset rebalancing program at any time. More detailed information concerning our asset rebalancing program is available upon request from our Home Office.

ADDITIONAL LIMITATIONS ON TRANSFERS


   When you make a request to transfer Accumulated Value from one Subaccount to another, your request triggers the purchase and redemption of shares of the affected Portfolios. Therefore, an Owner who makes frequent transfers among the Subaccounts available under the Policy causes frequent purchases and redemptions of shares of the Portfolios.

   Frequent purchases and redemptions of shares of the Portfolios may dilute the value of the shares if the frequent trading involves an effort to take advantage of the possibility of a lag between a change in the value of a Portfolio's securities and the reflection of that change in the Portfolio's share price. This strategy, sometimes referred to as "market timing," involves an attempt to buy shares of a Portfolio at a price that does not reflect the current market value of the portfolio securities of the Portfolio, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent purchases and redemptions of shares of the Portfolios may increase brokerage and administrative costs of the Portfolios, and may disrupt a Portfolio's management strategy, requiring it to maintain a high cash position and possibly resulting in lost opportunity costs and forced liquidations.

   For the reasons discussed, frequent transfers by an Owner between the Subaccounts may adversely affect the long-term performance of the Portfolios, which may, in turn, adversely affect other Owners and other persons who may have material rights under the Policy (e.g., Beneficiaries). We endeavor to protect long-term Owners by maintaining policies and procedures to discourage frequent transfers among Subaccounts under the Policies, and have no arrangements in place to permit any Owner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase the Policy.

   If we determine that you are engaging in frequent transfer activity among Subaccounts, we may, without prior notice, impose certain restrictions on your right to make transfers. We monitor for frequent transfer activity among the Subaccounts based upon established parameters that are applied consistently to all Owners. Such parameters may include, without limitation, the length of the holding period between transfers into a Subaccount and transfers out of the Subaccount, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. For purposes of applying the parameters used to detect frequent transfers, we may aggregate transfers made in two or more Policies that we believe are related (e.g., two Policies with the same owner or owned by spouses). We do not apply our policies and procedures to discourage frequent transfers to the dollar cost averaging or asset rebalancing programs.

   If transfer activity violates our established parameters, we may require you to make your transfer requests in writing by regular mail through the U. S. Postal Service, or otherwise restrict telephone and facsimile transfer privileges We will not grant waivers or make exceptions to, or enter into special arrangements with, any Owners who violate these parameters, although we may vary our policies and procedures among our other variable insurance contracts and separate accounts and may be more restrictive with regard to certain variable contracts or Subaccounts than others. If we impose any restrictions on your transfer activity, we will notify you in writing.

   Please note that the limits and restrictions described here are subject to the Company's ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. In addition, our ability to discourage frequent transfer activity may be limited by provisions of the Policy. As a result, despite our efforts to discourage frequent transfers among the Subaccounts available under the Policy, there is no assurance that we will be able to detect and/or to deter the frequent transfers of such Owners or intermediaries acting on behalf of Owners.

   We may revise our policies and procedures in our sole discretion, at any time and without prior notice:

     - to better detect and deter harmful trading activity that may adversely affect other Owners, other persons with material rights under the Policies, or Portfolio shareholders generally;

     -    to comply with state or federal regulatory requirements; or

     -    for any other reason we deem necessary or appropriate.

   In addition, we may not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of its corresponding Portfolio. If a Portfolio's policies and procedures require it to restrict or refuse transactions by the Separate Account as a result of activity initiated by you, we will inform you (and any third party acting on your behalf) of actions taken to affect your transfer activity.

   The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts. Owners should be aware that we may not have the contractual obligation or the operational capacity to monitor Owners' transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, Owners and other persons who have material rights under the Policies should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent transfers among the Subaccounts.

   Owners and other persons with material rights under the Policies also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the other insurance companies that may invest in the Portfolios. These other insurance companies are responsible for establishing their own policies and procedures to monitor for frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of Portfolio shares, as well as the contract owners of all of the insurance companies, including the Company, whose subaccounts correspond to the affected Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with the Company's ability to satisfy its contractual obligations to Owners.

   To the extent permitted by applicable law, we reserve the right to defer transfer privileges at any time that we are unable to purchase or redeem shares of any of the Portfolios available through the

   Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares. We also reserve the right to implement and administer redemption fees imposed by one or more of the Funds in the future.


LOANS

   While the Policy is in force, you may borrow money from us using the Policy as the only collateral for the loan. A loan that is taken from, or secured by, a Policy may have tax consequences.

LOAN CONDITIONS

     - You must request a loan in writing (in a form that is acceptable to us). You should forward your request to us at our Home Office.

     -    The maximum LOAN you may take is the Surrender Value.

     - When you take out a loan, an amount equal to the loan will be segregated within the Declared Interest Option as security for the loan. Unless you instruct us otherwise, amounts segregated as security for the loan will be allocated from the Declared Interest Option and transferred from the Subaccounts on a proportional basis. Amounts that secure a loan may earn less interest than other amounts in the Declared Interest Option, but in no event less than the guaranteed rate of 4%. We will determine any interest credited in excess of the guaranteed rate at our sole discretion.

     - We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions.

     - We charge you an annual interest rate of 8.00% on your loan. Interest is due and payable on each Policy Anniversary. Unpaid interest becomes part of the outstanding loan and accrues additional interest if it is not paid when due.

     - You may repay all or part of your Indebtedness at any time. The payment must be clearly marked as "loan repayments" or they will be credited as premiums if they meet minimum premium requirements.

     - Upon each loan repayment, the portion of the Accumulated Value in the Declared Interest Option securing the repaid portion of the loan will no longer be segregated within the Declared Interest Option as security for the loan, and unless you instruct us otherwise, it will remain in the Declared Interest Option and/or be transferred to the Subaccounts in accordance with your current net premium allocation instructions. At that time, interest earned on such amount will be credited against interest accrued on the loan.

     - We deduct any Indebtedness from the Accumulated Value upon surrender, and from the death proceeds payable on the Insured's death.

     - If your Indebtedness equals or exceeds the Accumulated Value less any applicable surrender charge (thereby reducing the Net Surrender Value to zero), then your Policy will enter a grace period. See "POLICY LAPSE AND REINSTATEMENT."

POLICY LAPSE AND REINSTATEMENT

LAPSE

   If your Policy enters into a grace period, we will mail a notice to your last known address. The 61-day grace period begins on the date of the notice. The notice will specify the minimum payment required and the final date by which we must receive the payment to keep the Policy from lapsing. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate and you will receive no benefits.

REINSTATEMENT

   Unless you have surrendered your Policy for its Net Surrender Value, you may reinstate a lapsed Policy at any time within 5 years after the end of the grace period (and prior to the Maturity Date) by submitting all of the following items to us at our Home Office:

          1.   a written notice requesting reinstatement;

          2.   evidence of insurability we deem satisfactory;

          3.   payment or reinstatement of any Indebtedness;

          4. payment of enough premium to keep the Policy in force for at least 3 months; and

          5. payment of the cost of insurance for the 61-day grace period that was in effect prior to termination of the Policy.

   The effective date of reinstatement will be the first Monthly Deduction Day on or next following the date we approve your application for reinstatement. We reserve the right to decline a reinstatement request.

THE COMPANY AND THE DECLARED INTEREST OPTION

SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY

   Southern Farm Bureau Life Insurance Company was incorporated on October 30, 1946, as a stock life insurance company in the State of Mississippi and is principally engaged in the offering of life insurance policies and annuity contracts. We are admitted to do business in 13 jurisdictions: the states of Alabama, Arkansas, Florida, Georgia, Kentucky, Louisiana, Mississippi, North Carolina, South Carolina, Tennessee, Texas, and Virginia; and the Commonwealth of Puerto Rico. Our principal offices are at 1401 Livingston Lane, Jackson, Mississippi 39213.

THE DECLARED INTEREST OPTION

   The Declared Interest Option is part of our general account. We own the assets in the general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. Subject to applicable law, the Company has sole discretion over investment of the Declared Interest Option's assets. The Company bears the full investment risk for all amounts allocated or transferred to the Declared Interest Option. We guarantee that the amounts allocated to the Declared Interest Option will accrue interest daily at a net effective annual interest rate of at least 4%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. Accumulated Value in the Declared Interest Option will not share in the investment performance of our general account.

   The Company, in its sole discretion, may establish a current interest rate that will accrue daily on amounts held in the Declared Interest Option. For each amount allocated or transferred to the Declared Interest Option, we apply the current interest rate. We reserve the right to declare a new current interest rate on this amount and accrued interest thereon, in our sole discretion. You assume the risk that interest credited to amounts in the Declared Interest Option may not exceed the minimum 4% guaranteed rate.

   WE HAVE NOT REGISTERED THE DECLARED INTEREST OPTION WITH THE SECURITIES AND EXCHANGE COMMISSION AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE DECLARED INTEREST OPTION.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

   We established Southern Farm Bureau Life Variable Life Account as a separate investment account under Mississippi law on October 16, 2000. We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies. We may use the Separate Account to support other variable life insurance policies we issue. The Separate Account is registered with the Securities and Exchange Commission as an unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account" within the meaning of the Federal securities laws.

   We have divided the Separate Account into Subaccounts, each of which invests in shares of one portfolio among the following Funds:

     - T. Rowe Price Equity Series, Inc. (managed by T. Rowe Price Associates, Inc.)

     - T. Rowe Price Fixed Income Series, Inc. (managed by T. Rowe Price Associates, Inc.)

     - Fidelity Variable Insurance Products Funds (managed by Fidelity Management & Research Company)

     The Subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

     Income, gains, and losses credited to, or charged against, a Subaccount of the Separate Account reflect the Subaccount's own investment performance and not the investment performance of our other assets. We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

     The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus. Where permitted by applicable law, we reserve the right to:

          1. Deregister the Separate Account under the Investment Company Act of 1940 if such registration is no longer required, or operate the Separate Account as a management investment company under the Investment Company Act of 1940, or as any other form permitted by law;

          2. Restrict or eliminate any voting rights of owners, or other persons who have voting rights as to the Separate Account;

          3. Remove, add, or combine the Separate Account with other separate accounts and/or create new Separate Accounts;

          4. Make any changes required by the Investment Company Act of 1940 or any other law;

          5. Transfer assets supporting Policies from one Subaccount to another or from one Separate Account to another separate account;

          6. Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

          7. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion; and

          8. Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

     We may substitute another Subaccount, portfolio, or insurance company separate account under the Policy if, in our judgment, investment in a Subaccount or portfolio would no longer be possible or becomes inappropriate to the purpose of the Policy, or if investment in another subaccount or insurance company separate account is in the best interest of Owners. We will not make any such substitution or other changes without receiving any necessary prior approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

THE PORTFOLIOS

     Each Subaccount of the Separate Account invests exclusively in shares of one portfolio. Each portfolio is part of a Fund that is registered with the Securities and Exchange Commission as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the Securities and Exchange Commission.

     Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain Subaccounts and corresponding portfolios may not be available to residents of some states.

     The following table summarizes each portfolio's investment objective(s) and policies. There is no assurance that any of the portfolios will achieve its stated objective(s). You can find more detailed information about the portfolios, including a description of risks, in the prospectuses for the portfolios. You should read these prospectuses carefully.

PORTFOLIO                                     INVESTMENT OBJECTIVE/FUND DESCRIPTION
------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income Portfolio         -    This Portfolio seeks to provide substantial
                                                   dividend income as well as long-term growth
                                                   of capital through investments in the common
                                                   stocks of established companies.

                                              -    T. Rowe Price Associates, Inc. serves as the
                                                   investment adviser to the Portfolio.

T. Rowe Price Mid-Cap Growth Portfolio        -    This Portfolio seeks to provide long-term
                                                   capital appreciation by investing primarily
                                                   in mid-cap stocks with the potential for
                                                   above average earnings growth.

                                              -    T. Rowe Price Associates, Inc. serves as the
                                                   investment adviser to the Portfolio.

T. Rowe Price Personal Strategy Balanced      -    This Portfolio seeks the highest total return
Portfolio                                          over time consistent with an emphasis on both
                                                   capital appreciation and income. The
                                                   Portfolio consists of approximately 60%
                                                   stocks, 30% bonds, and 10% money market
                                                   securities.

                                              -    T. Rowe Price Associates, Inc. serves as the
                                                   investment adviser to the Portfolio.

T. Rowe Price Limited-Term Bond Portfolio     -    This Portfolio seeks a high level of income
                                                   consistent with moderate fluctuations in
                                                   principal value.

                                              -    T. Rowe Price Associates, Inc. serves as the
                                                   investment adviser to the Portfolio.

PORTFOLIO                                     INVESTMENT OBJECTIVE/FUND DESCRIPTION
------------------------------------------------------------------------------------------------
T. Rowe Price Prime Reserve Portfolio         -    This Portfolio seeks preservation of capital
                                                   and liquidity and, consistent with these, the
                                                   highest possible current income. This
                                                   Portfolio invests in high-quality U.S.
                                                   dollar-denominated money market securities.
                                                   An investment in the T. Rowe Price Prime
                                                   Reserve Portfolio is neither insured nor
                                                   guaranteed by the Federal Deposit Insurance
                                                   Corporation or any government agency. There
                                                   can be no assurance that the Portfolio will
                                                   be able to maintain a stable net asset value
                                                   of $1.00 per share. During extended periods
                                                   of low interest rates, the yield of a money
                                                   market subaccount may also become extremely
                                                   low and possibly negative.

                                              -    T. Rowe Price Associates, Inc. serves as the
                                                   investment adviser to the Portfolio.

Fidelity VIP Growth Portfolio                 -    This Portfolio seeks capital appreciation by
(Initial Class)                                    investing primarily in common stocks.

                                              -    Fidelity Management & Research Company serves
                                                   as the investment adviser to the Portfolio.
                                                   FMR Co., Inc. serves as sub-adviser.

Fidelity VIP High Income Portfolio            -    This Portfolio seeks a high level of current
(Initial Class)                                    income and growth of capital by investing
                                                   primarily in income-producing debt
                                                   securities, preferred stocks and convertible
                                                   securities, with an emphasis on lower-quality
                                                   debt securities.

                                              -    Fidelity Management & Research Company serves
                                                   as the investment adviser to the Portfolio.
                                                   FMR Co., Inc., Fidelity Management & Research
                                                   (U.K.) Inc., Fidelity Management & Research
                                                   (Far East) Inc. and Fidelity Investments
                                                   Japan Limited serve as sub-advisers.

Fidelity VIP Overseas Portfolio               -    This Portfolio seeks long-term growth of
(Initial Class)                                    capital by investing primarily in non-U.S.
                                                   securities. The Portfolio considers non-U.S.
                                                   securities to include investments that are
                                                   tied to a particular country or region
                                                   outside the U.S.

                                              -    Fidelity Management & Research Company serves
                                                   as the investment adviser to the Portfolio.
                                                   FMR Co., Inc., Fidelity Management & Research
                                                   (U.K.) Inc., Fidelity Management & Research
                                                   (Far East) Inc., Fidelity International
                                                   Investment Advisors, Fidelity International
                                                   Investment Advisors (U.K.) Limited and
                                                   Fidelity Investments Japan Limited serve as
                                                   sub-advisers.

Fidelity VIP Contrafund                       -    This Portfolio seeks long-term capital
Portfolio (Initial Class)                          appreciation by investing in securities of
                                                   companies whose value the adviser believes
                                                   are not fully recognized by the public. The
                                                   Portfolio normally invests primarily in
                                                   common stocks and securities convertible into
                                                   common stock, but it has the flexibility to
                                                   invest in other types of securities.

                                              -    Fidelity Management & Research Company serves
                                                   as the investment adviser to the Portfolio.
                                                   FMR Co., Inc., Fidelity Management & Research
                                                   (U.K.) Inc., Fidelity Management & Research
                                                   (Far East) Inc. and Fidelity Investments
                                                   Japan Limited serve as sub-advisers.

PORTFOLIO                                     INVESTMENT OBJECTIVE/FUND DESCRIPTION
------------------------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio (Initial     -    This Portfolio seeks to provide investment
Class)                                             results that correspond to the total return
                                                   of a broad range of common stocks publicly
                                                   traded in the United States. To achieve this
                                                   objective, the Portfolio attempts to
                                                   duplicate the composition and total return of
                                                   the S&P 500.

                                              -    Fidelity Management & Research Company serves
                                                   as the investment adviser to the Portfolio.
                                                   Geode Capital Management, LLC serves as
                                                   sub-adviser.

Fidelity VIP Mid Cap Portfolio (Initial       -    This Portfolio seeks long-term growth of
Class)                                             capital by normally investing in common
                                                   stocks. The Portfolio normally invests
                                                   primarily in securities of companies with
                                                   medium market capitalizations (those with
                                                   market capitalizations similar to companies
                                                   in the Russell Midcap Index or the S&P MidCap
                                                   400 Index).

                                              -    Fidelity Management & Research Company serves
                                                   as the investment advisor to the Portfolio.
                                                   FMR Co., Inc. serves as sub-advisor.

     THESE PORTFOLIOS ARE NOT AVAILABLE FOR PURCHASE DIRECTLY BY THE GENERAL PUBLIC, AND ARE NOT THE SAME AS OTHER MUTUAL FUND PORTFOLIOS WITH VERY SIMILAR OR NEARLY IDENTICAL NAMES THAT ARE SOLD DIRECTLY TO THE PUBLIC. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower or higher than the investment results of such other (publicly available) portfolios. THERE CAN BE NO ASSURANCE, AND WE MAKE NO REPRESENTATION, THAT THE INVESTMENT RESULTS OF ANY OF THE PORTFOLIOS AVAILABLE UNDER THE POLICY WILL BE COMPARABLE TO THE INVESTMENT RESULTS OF ANY OTHER PORTFOLIO, EVEN IF THE OTHER PORTFOLIO HAS THE SAME INVESTMENT ADVISER OR MANAGER, THE SAME INVESTMENT OBJECTIVES AND POLICIES, AND A VERY SIMILAR NAME.

     We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the portfolios. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant.

VOTING PORTFOLIO SHARES

     Even though we are the legal owner of the portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that correspond to the amount of Accumulated Value you have in that portfolio (as of a date set by the portfolio).

     If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive from Owners. Should Federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under Federal regulation, we may disregard certain Owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

CHARGES AND DEDUCTIONS

     We make certain charges and deductions under the Policy. These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

     SERVICES AND BENEFITS WE PROVIDE:

          -    the death benefit, cash, and loan benefits under the Policy

          -    investment options, including premium allocations

          -    administration of elective options

          -    the distribution of reports to Owners

     COSTS AND EXPENSES WE INCUR:

          - costs associated with processing and underwriting applications, issuing and administering the Policy (including any riders)

          -    overhead and other expenses for providing services and benefits

          -    sales and marketing expenses

          - other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying Federal, state, and local premium and other taxes and fees

     RISK WE ASSUME:

          - that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate

          - that the costs of providing the services and benefits under the Policies exceed the charges we deduct

          -    investment risk associated with the Declared Interest Option.

PREMIUM EXPENSE CHARGE

     We deduct a premium expense charge from each premium payment to compensate us for Policy-related distribution expenses. We credit the remaining amount (the net premium) to your Accumulated Value according to your allocation instructions. For each Policy Year, we currently deduct a premium expense charge equal to 10% of the premium paid in that Policy Year up to the basic annual premium and 3% of such premium paid in that Policy Year in excess of the basic annual premium. We may change the premium expense charge, but we guarantee that it will not exceed 12% of all premiums paid.

MONTHLY DEDUCTION

     We deduct a monthly deduction from the Accumulated Value on the Policy Date and on each Monthly Deduction Day. We will make deductions from each Subaccount and the Declared Interest Option on a pro-rata basis (i.e., in the same proportion that the value in each Subaccount and the Declared Interest Option (excluding amounts securing loans) bears to the total Accumulated Value (excluding amounts securing loans) on the Monthly Deduction Day). Because portions of the monthly deduction (such as the cost of insurance) can vary from month-to-month, the monthly deduction will also vary.

     The monthly deduction has three components:

          -    a cost of insurance charge;

          -    a monthly Policy expense; and

          -    charges for any riders.

     COST OF INSURANCE. We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit. The charge depends on a number of variables (issue age and duration, sex, underwriting class, Specified Amount and Accumulated Value) that would cause it to vary from Policy to Policy and from Monthly Deduction Day to Monthly Deduction Day.

     We calculate the cost of insurance charge separately for the initial Specified Amount and for any increase in Specified Amount. If we approve an increase in your Policy's Specified Amount, then a different underwriting class (and a different cost of insurance charge) may apply to the increase, based on the Insured's circumstances at the time of the increase.

     COST OF INSURANCE CHARGE IS COMPUTED AS (a) MULTIPLIED BY (b) DIVIDED BY
     (c), PLUS (d), WHERE:

          (a)  is the monthly cost of insurance rate;

          (b) is the death benefit, divided by 1.0032737, less the Accumulated Value;

          (c)  is 1,000; and

          (d) is the cost of any flat extra premium shown on the Policy schedule page for any Specified Amount, times that Specified Amount divided by 1,000.

     We base the cost of insurance rates on the Insured's Attained Age, sex, underwriting class, Specified Amount, and the duration of the Policy from issue or from Specified Amount increase. The actual monthly cost of insurance rates are based on our expectations as to future mortality experience. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioners' Standard Ordinary (C.S.O.) Smoker and Nonsmoker Mortality Tables and the Insured's age and underwriting class. For standard underwriting classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. tables.

     MONTHLY POLICY EXPENSE CHARGE. Each month we deduct a $6 monthly Policy expense charge to compensate us for expenses such as record keeping, processing death benefit claims and Policy changes, and overhead costs. We may increase this charge to a maximum of $10 per month.

     CHARGES FOR RIDERS. The monthly deduction includes charges for any supplemental insurance benefits you add to your Policy by rider. See "Supplemental Benefits and Riders."

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a daily charge from each Subaccount (not the Declared Interest Option) to compensate us for certain mortality and expense risks we assume. The mortality risk is that an Insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy. This charge is equal to:

          -    the assets in each Subaccount, multiplied by

          - 0.0028618%, which is the daily portion of the annual mortality and expense risk charge rate of 1.05% during all Policy Years.

     We will not increase this charge. If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge and may use such profits for any lawful purpose including covering distribution expenses.

SURRENDER AND WITHDRAWAL CHARGES

     SURRENDER CHARGES. If you fully surrender your Policy (or it lapses) during the first 10 Policy Years, we deduct surrender charges from your Accumulated Value and pay the remaining amount (less any outstanding Indebtedness) to you. The payment you receive is called the Net Surrender Value. An additional 10-year surrender charge is associated with each Specified Amount increase. We calculate the surrender charges as a percentage of an amount equal to one basic annual premium for the period in which the surrender occurs as follows:


                        SURRENDER CHARGE AS
                            A PERCENTAGE
      POLICY YEAR     OF BASIC ANNUAL PREMIUM
      -----------     -----------------------
          1                     50%
          2                     45%
          3                     40%
          4                     35%
          5                     30%
          6                     25%
          7                     20%
          8                     15%
          9                     10%
          10                     5%
          11+                    0%

     WITHDRAWAL CHARGE. You may request a partial withdrawal from your Accumulated Value. For each withdrawal, we will deduct from the amount withdrawn a fee equal to the lesser of $25 or 2% of the amount withdrawn.

TRANSFER CHARGE

          - We currently allow you to make 12 transfers each Policy Year free of charge.

          - We may currently charge $25 for the 13th and each additional transfer among the Subaccounts and Declared Interest Option during a Policy Year. We will not increase this charge above $40.

          - For purposes of assessing the transfer charge, each written or telephone request is considered to be one transfer, regardless of the number of Subaccounts (or Declared Interest Option) affected by the transfer.

          -    We deduct the transfer charge from the amount being transferred.

          - Transfers we effect to reallocate amounts on and prior to the Policy Allocation Date (see "PREMIUMS--Allocating Premiums"), and transfers due to dollar cost averaging, asset rebalancing, or loans, do NOT count as transfers for the purpose of assessing this charge.

PORTFOLIO EXPENSES

     The value of the net assets of each Subaccount reflects the investment advisory (management) fees and other expenses incurred by the corresponding portfolio in which the Subaccount invests. For further information, see the portfolios' prospectuses and the Annual Portfolio Operating Expenses table included in the Summary of this prospectus.

FEDERAL TAX CONSIDERATIONS

     The following summarizes some of the basic Federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. THIS DISCUSSION IS NOT INTENDED AS TAX ADVICE. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

     TAX STATUS OF THE POLICY. A Policy must satisfy certain requirements set forth in the Internal Revenue Code ("Code") in order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts. The manner in which these requirements are to be applied to certain innovative features of the Policy are not directly addressed by the Code, and/or there is limited guidance as to how these requirements are to be applied. Nevertheless, we believe that a Policy should generally satisfy the applicable Code requirements. Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of such requirements to the Policy. There is more uncertainty with respect to Policies issued on a substandard premium class basis. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

     In some circumstances, owners of variable life insurance contracts who retain excessive control over the investment of the separate account underlying assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Policy, we believe that the owner of a Policy should not be treated as the owner of the underlying assets of the Separate Account. We reserve the right to modify the Policy to bring it into conformity with applicable standards should such modification be necessary to prevent owners of the Policy from being treated as the owners of the underlying assets of the Separate Account.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for Federal income tax purposes.

     We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

     IN GENERAL. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. However, federal, state and local estate, inheritance, transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. You should consult a tax advisor on these consequences.

     Generally, you will not be deemed to be in constructive receipt of the Accumulated Value until there is a distribution. Please consult a tax advisor on these consequences. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), then the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC"). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.

     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs, with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general, however, a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during the first seven Policy years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit which is due to the payment of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy years. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy owner should consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

     DISTRIBUTIONS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

          - All distributions other than death benefits from a MEC, including distributions upon surrender and withdrawals, are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first.

          - Loans taken from such a Policy (or secured by such a Policy, e.g., by assignment) are treated as distributions and taxed accordingly.

          - A 10% additional income tax penalty is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled (within the meaning of Section 72(m)(7) of the Code), or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

          - If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

     DISTRIBUTIONS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

     Finally, neither distributions from nor loans from (or secured by) a Policy that is not a MEC are subject to the 10% additional tax.

     DEDUCTIBILITY OF POLICY LOAN INTEREST. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     MULTIPLE POLICIES. All MECs that we issue (or that our affiliates issue) to the same Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

     ACCELERATED BENEFIT RIDER. We believe that payments received under the Accelerated Benefit Rider should be fully excludable from gross income (except in certain business contexts). However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.

     BUSINESS USES OF THE POLICY. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement.

     ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax.

     OTHER TAX CONSIDERATIONS. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

     POSSIBLE TAX LAW CHANGES. While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise. It is even possible that any legislative change could be retroactive (effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Policy.

     POSSIBLE CHARGES FOR OUR TAXES. At the present time, we make no charge for any Federal, state or local taxes that may be attributable to the Subaccounts or to the Policy. We reserve the right to impose charges for any future taxes or economic burden we may incur.

SUPPLEMENTAL BENEFITS AND RIDERS

     The following supplemental benefits and riders currently are available under the Policy. We deduct any charges for these benefits and riders from Accumulated Value as part of the monthly deduction. The benefits and riders available provide fixed benefits that do not vary with the investment performance of the Separate Account. You may elect to add one or more of the riders listed below at any time, subject to certain limitations. We may require underwriting for certain riders. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details on these supplemental benefits and riders.

     We currently offer the following riders under the Policy:

          -    Children's Term Rider;

          -    Waiver of Monthly Deductions Agreement; and

          -    Accelerated Benefit Rider.

SALE OF THE POLICIES

     We have entered into a distribution agreement with our affiliate, Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") for the distribution and sale of the Policies. SFB Fund Distributor sells the Policies through its registered representatives.

     We pay commissions for sale of the Policies. The maximum commission payable for Policy sales by SFB Fund Distributor registered representatives is: 10% of premiums up to the basic annual premium and 3% of premiums above that amount paid in each Policy Year for the first ten Policy Years; 8% of premiums up to the basic annual premium and 3% of premiums above that amount paid in each Policy Year after the tenth Policy Year. SFB Fund Distributor managers are also eligible for compensation and bonuses based on Policy sales. Because registered representatives of SFB Fund Distributor are also insurance agents of the Company, they may be eligible for agents insurance, pension benefits, agency expense allowances and various cash benefits, such as bonuses, and non-cash compensation programs that the Company offers. These programs include trips, conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the Policies may help registered representatives qualify for such benefits. Registered representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel. In addition, SFB Fund Distributor registered representatives who meet certain Company productivity and persistency standards may be eligible for additional compensation. SFB Fund Distributor managers are also eligible for similar compensation, benefits and bonuses. See "Sale of the Policies" in the Statement of Additional Information for more information concerning compensation paid for sale of the Policies.

     Commissions and other incentives or payments described above are not charged directly to Owners or amounts in the Separate Account or Declared Interest Option. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy.

     Ask your Southern Farm Bureau registered representative for more information about what compensation he or she receives for selling your Policy.

     Under its Public Disclosure Program, the NASD provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASD's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Website address is www.nasd.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASD.

STATE VARIATIONS

     Any state variations in the Policy are covered in a special policy form for use in that state. The prospectus and SAI provide a general description of the Policy. Your actual Policy and any endorsements or riders are the controlling documents.

LEGAL PROCEEDINGS


     The Company, like other life insurance companies, is involved in lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, the ability of SFB Fund Distributor to perform its contract with the Separate Account, or the ability of the Company to meet its obligations under the Policies.


FINANCIAL STATEMENTS

     Our financial statements and the financial statements of the Separate Account are contained in the SAI. Our financial statements should be distinguished from the Separate Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Policies. For a free copy of these financial statements and/or the SAI, please call or write to us at our Home Office.

GLOSSARY

ACCUMULATED VALUE: Accumulated Value is the sum of the values of the Policy in each Subaccount of the Separate Account, and the value of the Policy in the Declared Interest Option including amounts securing loans.

ATTAINED AGE: The Insured's age at issue plus the number of Policy Years since the Policy Date.

BASIC ANNUAL PREMIUM: The basic annual premium as shown on the Policy schedule page. We determine the amount of this premium based on the Insured's age, sex, underwriting class, Specified Amount and certain assumptions allowed by law.

BENEFICIARY: The person or entity the Owner named in the application, or by later designation, to receive the death proceeds upon the Insured's death.

BUSINESS DAY: Each day that the New York Stock Exchange is open for trading, except: (1) any local or regional business holidays designated in this prospectus; (2) any period when the Securities and Exchange Commission ("SEC") determines that an emergency exists which makes it impracticable for a Fund to dispose of its securities or to fairly determine the value of its net assets; or
(3) such other periods as the SEC may permit for the protection of security holders of a Fund. Assets are valued at the close of the Business Day (3:00 p.m. Central Time).

COMPANY, WE, US, OUR, HOME OFFICE: Southern Farm Bureau Life Insurance Company, 1401 Livingston Lane, Jackson, Mississippi 39213, telephone: (866) 288-2172.

DECLARED INTEREST OPTION: An account in which the Accumulated Value accrues interest at no less than the guaranteed minimum interest rate. The Declared Interest Option is part of Our General Account.

DUE PROOF OF DEATH: Proof of the Insured's death that is satisfactory to us. Such proof may consist of:

     (a) a certified copy of the death certificate;

     (b) a certified copy of a court decree reciting a finding of death; or

     (c) any other proof we find satisfactory.

FUND: An open-end, diversified management investment company in which the Separate Account invests.

GENERAL ACCOUNT: All our assets other than those allocated to the Separate Account or any other separate account. We have complete ownership and control of the assets of the General Account.

GRACE PERIOD: The 61-day period after which a Policy will lapse, if you do not make a sufficient payment.

INDEBTEDNESS: The sum of all outstanding Policy loans and any due and unpaid loan interest.

INSURED: The person upon whose life we issue a Policy.

MATURITY DATE: The Insured's age 100.

MONTHLY DEDUCTION DAY: The same date in each month as the Policy Date. The Company makes the monthly deduction on the Business Day coinciding with or immediately following the Monthly Deduction Day.

NET ACCUMULATED VALUE: The Accumulated Value minus any outstanding Indebtedness.

NET PREMIUM: The amount of premium remaining after we deduct the premium expense charge and any applicable premium taxes. The Company will allocate this amount, according to the Owner's instructions, among the Declared Interest Option and the Subaccounts of the Separate Account.

NET SURRENDER VALUE: The Surrender Value minus any Indebtedness.

OWNER, YOU, YOUR: The person named in the application who owns a Policy.

POLICY ANNIVERSARY: The same date as the Policy Date in each year following the first Policy Year.

POLICY DATE: The date printed on the Policy schedule page that we use to determine Policy Years, Policy Months and Policy Anniversaries. Your Policy will be effective as of this date if You and the Insured meet our requirements. If the Policy Date would otherwise fall on the 29th, 30th or 31st of the month, the Policy Date will be the 28th.

POLICY MONTH: A one-month period beginning on a Monthly Deduction Day and ending on the day immediately preceding the next Monthly Deduction Day.

POLICY YEAR: A 12-month period that starts on the Policy Date or on a Policy Anniversary.

PORTFOLIO: A separate investment portfolio of a Fund. Each Subaccount invests exclusively in one portfolio of a Fund.

SCHEDULED PREMIUM: This is the scheduled premium amount shown on the Policy schedule page for which we will provide premium notices or accept by bank draft or electronic funds transfer.

SEPARATE ACCOUNT: Southern Farm Bureau Life Variable Life Account, a separate investment account the Company established to receive and invest net premiums paid under the Policies.

SPECIFIED AMOUNT: The minimum death benefit under a Policy so long as the Policy remains in force. The schedule page sets forth the Specified Amount as of the Policy Date.

SUBACCOUNT: A subdivision of the Separate Account, which invests exclusively in shares of a designated portfolio of a Fund.

SURRENDER CHARGES: Charges we assess at the time of any surrender during the first 10 Policy Years and during the 10 years following an increase in Specified Amount.

SURRENDER VALUE: The Accumulated Value minus any surrender charges.

VALUATION PERIOD: The period between the close of business (3:00 p.m. central time) on a Business Day and the close of business on the next Business Day.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Additional Policy Information                                                 1
       The Policy                                                             1
       Conditional Receipt                                                    1
       Premiums                                                               2
       Our Right to Contest the Policy                                        2
       Suicide Exclusion                                                      2
       Misstatement of Age Or Sex                                             3
       Modifying the Policy                                                   3
       Policy Termination                                                     3
       Assigning the Policy                                                   3
       Underwriting Classes                                                   4
       Dollar Cost Averaging                                                  4
       Asset Rebalancing Program                                              4
       Payment of Policy Benefits                                             5
Supplemental Benefits and Riders                                              6
Performance Data                                                              7
       Hypothetical Illustrations                                             7
       Yields and Total Returns                                               7
Additional Information                                                        9
       Sale of the Policies                                                   9
       Reports to Owners                                                     10
       Records                                                               10
       Potential Conflicts of Interest                                       10
       Legal Matters                                                         11
       Experts                                                               11
       Other Information                                                     11
Financial Statements                                                         11
Financial Statements of the Separate Account and the Company

                                     SAI-TOC

To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of death benefits, Net Surrender Values, and Accumulated Values, and to request other information about the Policy please call or write to us at 1-866-288-2172, P.O. Box 140, Jackson, Mississippi 39205.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the Policy. Information about us and the Policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

         Investment Company Act of 1940 Registration File No. 811-10477

APPENDIX A

TABLE OF DEATH BENEFIT FACTORS

           TOBACCO--STANDARD & PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE          FEMALE
---------------------------------------------------
         0               10.52         13.14
         1               10.37         12.92
         2               10.06         12.54
         3                9.76         12.17
         4                9.46         11.80
         5                9.16         11.44
         6                8.87         11.08
         7                8.59         10.73
         8                8.30         10.39
         9                8.03         10.05
        10                7.76          9.72
        11                7.49          9.40
        12                7.24          9.09
        13                7.00          8.79
        14                6.77          8.50
        15                6.56          8.22
        16                6.37          7.96
        17                6.18          7.71
        18                6.01          7.46
        19                5.84          7.22
        20                5.67          6.99
        21                5.51          6.77
        22                5.35          6.55
        23                5.20          6.34
        24                5.04          6.14
        25                4.89          5.94
        26                4.74          5.75
        27                4.59          5.56
        28                4.45          5.38
        29                4.30          5.20
        30                4.17          5.03
        31                4.03          4.87
        32                3.90          4.71
        33                3.78          4.56
        34                3.65          4.41
        35                3.54          4.27
        36                3.42          4.13

NON-TOBACCO--STANDARD, PREFERRED & SUPER PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE         FEMALE
---------------------------------------------------
         0               12.63         14.69
         1               12.51         14.48
         2               12.17         14.08
         3               11.83         13.68
         4               11.49         13.28
         5               11.15         12.88
         6               10.81         12.49
         7               10.48         12.11
         8               10.15         11.73
         9                9.82         11.36
        10                9.50         11.00
        11                9.20         10.65
        12                8.90         10.31
        13                8.62          9.98
        14                8.35          9.66
        15                8.10          9.35
        16                7.86          9.05
        17                7.63          8.76
        18                7.41          8.49
        19                7.20          8.22
        20                6.99          7.96
        21                6.79          7.70
        22                6.59          7.45
        23                6.39          7.21
        24                6.20          6.98
        25                6.00          6.75
        26                5.82          6.53
        27                5.63          6.32
        28                5.45          6.11
        29                5.27          5.91
        30                5.10          5.72
        31                4.93          5.53
        32                4.77          5.35
        33                4.61          5.17
        34                4.46          5.00
        35                4.31          4.83
        36                4.17          4.67

           TOBACCO--STANDARD & PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE         FEMALE
---------------------------------------------------
        37                3.31         3.99
        38                3.21         3.87
        39                3.11         3.75
        40                3.01         3.63
        41                2.92         3.52
        42                2.83         3.41
        43                2.74         3.31
        44                2.66         3.21
        45                2.58         3.12
        46                2.51         3.02
        47                2.44         2.94
        48                2.37         2.85
        49                2.30         2.77
        50                2.24         2.69
        51                2.18         2.62
        52                2.12         2.55
        53                2.07         2.48
        54                2.01         2.41
        55                1.96         2.35
        56                1.91         2.28
        57                1.87         2.22
        58                1.82         2.17
        59                1.78         2.11
        60                1.74         2.05
        61                1.70         2.00
        62                1.67         1.95
        63                1.63         1.90
        64                1.60         1.85
        65                1.57         1.81
        66                1.54         1.76
        67                1.51         1.72
        68                1.48         1.68
        69                1.46         1.64
        70                1.43         1.61
        71                1.41         1.57
        72                1.39         1.53
        73                1.36         1.50
        74                1.34         1.47
        75                1.33         1.44
        76                1.31         1.41
        77                1.29         1.39
        78                1.28         1.36
        79                1.26         1.34

NON-TOBACCO--STANDARD, PREFERRED & SUPER PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE         FEMALE
---------------------------------------------------
        37                4.03         4.52
        38                3.89         4.37
        39                3.77         4.23
        40                3.64         4.09
        41                3.52         3.96
        42                3.41         3.83
        43                3.30         3.71
        44                3.19         3.59
        45                3.09         3.48
        46                2.99         3.37
        47                2.90         3.26
        48                2.81         3.16
        49                2.72         3.06
        50                2.63         2.97
        51                2.55         2.88
        52                2.48         2.79
        53                2.40         2.71
        54                2.33         2.63
        55                2.26         2.55
        56                2.20         2.47
        57                2.13         2.40
        58                2.07         2.33
        59                2.01         2.26
        60                1.96         2.20
        61                1.91         2.14
        62                1.86         2.07
        63                1.81         2.02
        64                1.76         1.96
        65                1.72         1.91
        66                1.68         1.86
        67                1.64         1.81
        68                1.60         1.76
        69                1.57         1.71
        70                1.53         1.67
        71                1.50         1.63
        72                1.47         1.59
        73                1.44         1.55
        74                1.41         1.52
        75                1.39         1.48
        76                1.37         1.45
        77                1.34         1.42
        78                1.32         1.39
        79                1.30         1.36

           TOBACCO--STANDARD & PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE         FEMALE
---------------------------------------------------
        80                1.25         1.32
        81                1.24         1.30
        82                1.22         1.28
        83                1.21         1.26
        84                1.20         1.24
        85                1.19         1.23
        86                1.18         1.21
        87                1.17         1.20
        88                1.16         1.18
        89                1.16         1.17
        90                1.15         1.16
        91                1.14         1.15
        92                1.13         1.14
        93                1.12         1.12
        94                1.11         1.11
        95                1.10         1.10
        96                1.08         1.08
        97                1.07         1.07
        98                1.06         1.06
        99                1.05         1.05

NON-TOBACCO--STANDARD, PREFERRED & SUPER PREFERRED
---------------------------------------------------
  ATTAINED AGE           MALE         FEMALE
---------------------------------------------------
        80                1.28         1.34
        81                1.27         1.32
        82                1.25         1.29
        83                1.23         1.27
        84                1.22         1.25
        85                1.21         1.23
        86                1.19         1.22
        87                1.18         1.20
        88                1.17         1.19
        89                1.16         1.17
        90                1.15         1.16
        91                1.14         1.15
        92                1.13         1.14
        93                1.12         1.12
        94                1.11         1.11
        95                1.10         1.10
        96                1.08         1.08
        97                1.07         1.07
        98                1.06         1.06
        99                1.05         1.05

                 SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT
                                  (REGISTRANT)

                   SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY
                                   (DEPOSITOR)

                                  P.O. BOX 140
                           JACKSON, MISSISSIPPI 39205
                                 1-866-288-2172

                       STATEMENT OF ADDITIONAL INFORMATION
                ADJUSTABLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This Statement of Additional Information ("SAI") contains additional information regarding the adjustable premium variable life insurance policy (the "Policy") offered by Southern Farm Bureau Life Insurance Company (the "Company"). This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2005 (the "Prospectus") and the prospectuses for T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and Fidelity Variable Insurance Products Funds. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.

The date of this Statement of Additional Information is May 1, 2005.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

Additional Policy Information................................................  1
      The Policy.............................................................  1
      Conditional Receipt....................................................  1
      Premiums...............................................................  2
      Our Right to Contest the Policy........................................  2
      Suicide Exclusion......................................................  2
      Misstatement of Age Or Sex.............................................  3
      Modifying the Policy...................................................  3
      Policy Termination.....................................................  3
      Assigning the Policy...................................................  3
      Underwriting Classes...................................................  4
      Dollar Cost Averaging..................................................  4
      Asset Rebalancing Program..............................................  4
      Payment of Policy Benefits.............................................  5
Supplemental Benefits and Riders.............................................  6
Performance Data.............................................................  7
      Hypothetical Illustrations.............................................  7
      Yields and Total Returns...............................................  7
Additional Information.......................................................  9
      Sale of the Policies...................................................  9
      Reports to Owners...................................................... 10
      Records................................................................ 10
      Potential Conflicts of Interest........................................ 10
      Legal Matters.......................................................... 11
      Experts................................................................ 11
      Other Information...................................................... 11
Financial Statements......................................................... 11
Financial Statements of the Separate Account and the Company

ADDITIONAL POLICY INFORMATION

                                   THE POLICY

The Policy, any endorsements, additional benefits or riders to the Policy, the application attached to the Policy, and any amendments, supplemental applications or other attached papers are the entire contract. We rely on statements made in the application and any supplemental application for the Policy. These statements in the absence of fraud are deemed representations and not warranties. No statement will void the Policy or be used in defense of a claim unless it is contained in the application or any supplemental application, and such application or supplemental application is attached to the Policy.

                               CONDITIONAL RECEIPT

Any insurance we issue as a result of your application will not be effective until: (a) we deliver a Policy while the proposed Insureds are alive and insurable; and (b) you pay the full first premium for that Policy. An earlier effective date will apply only as specified in the conditional receipt that accompanies your application, the terms of which provide as follows:

     1. No insurance will become effective prior to delivery of the Policy unless and until each and every one of the following conditions have been fulfilled exactly:

          (a) If the proposed Insured is a tobacco user, the amount of payment taken with the application must be at least equal to the amount of the full first premium at preferred tobacco premium rate for the mode of payment selected in the application and for the amount of insurance which may become effective prior to delivery of the Policy;

          (b) If the proposed Insured is not a tobacco user, the amount of payment taken with the application must be at least equal to the amount of the full first premium at preferred or super preferred non-tobacco premium rate for the mode of payment selected in the application and for the amount of insurance which may become effective prior to delivery of the Policy;

          (c) All medical examinations, tests, x-rays, and electrocardiograms we require must be completed and received at the Home Office within 60 days from the date the application is completed;

          (d) On the Effective Date, as defined below, the Company at our Home Office must be satisfied that each proposed Insured in the application is a risk insurable by the Company at no greater than standard tobacco or standard non-tobacco premium rate under our rules, limits, and standards for the plan and the amount applied for without any modification either as to plan, amount, riders, or supplemental agreements; and

          (e) On the Effective Date the state of health and all factors, including tobacco usage, affecting the insurability of each proposed Insured must be as stated in the application.

     2. Subject to the conditions of paragraph 1, insurance, as provided by the terms and conditions of the Policy applied for and in use on the Effective Date, but for an amount not exceeding that specified in paragraph 3, will become effective as of the Effective Date. "Effective Date," as used herein, is the latest of: (a) the date of completion of the application questions, or (b) the date of completion of all medical examinations, tests, x-rays, and electrocardiograms required by the Company, or (c) the date of issue, if any, requested in the application.

     3. The total amount of insurance that may become effective on any proposed Insured shall not exceed $250,000 of life insurance.

                                      SAI-1

     4. If one or more of the conditions of paragraph 1 have not been fulfilled exactly, the Company shall have no liability except to return the applicable payment in exchange for the conditional receipt.

                                    PREMIUMS

When you apply for the Policy, you can select a premium payment mode (schedule) to pay planned periodic premiums monthly, semi-annually, or annually. You are not required to pay premiums according to the payment mode. However, you may increase your risk of lapse if you do not regularly pay premiums. Before the Policy takes effect, you must pay an initial premium at least equal to the full first premium for the payment mode you selected. The full first premium for annual payment modes is the basic annual premium. The first full premium for monthly payment modes is the basic annual premium divided by 12; and the first full premium for semi-annual payment modes is the basic annual premium divided by 2.

After you pay the initial premium, you can pay subsequent premiums at any time before the maturity date, and in any amount of at least $15. We may refuse to accept any premiums in excess of the basic annual premium in any Policy Year if the excess premium results in an increased death benefit. You may also choose to have premiums automatically deducted monthly from your bank account or other source under our automatic payment plan. For monthly premium payments, you must participate in our automatic payment plan.

PAYING YOUR SCHEDULED PREMIUM WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. Even if you make your scheduled premium payments, your Policy will lapse (terminate without value) if the Net Accumulated Value (during the first three Policy Years) or the Net Surrender Value (after the first three Policy Years) is not enough to pay the monthly deduction due, and a 61-day grace period expires without a sufficient payment. You may reinstate a lapsed Policy if you meet certain requirements.

                         OUR RIGHT TO CONTEST THE POLICY

In issuing this Policy, we rely on all statements made by or for you and/or the Insured in the application or in a supplemental application or application for reinstatement. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

We cannot contest the validity of the Policy after the Policy has been in force during the Insured's lifetime for two years after:

          (a)  the Policy Date;

          (b) the effective date of any increase in the Specified Amount (and then only for the increased amount); or

          (c)  the effective date of any reinstatement.

                                SUICIDE EXCLUSION

If the Insured commits suicide, while sane or insane, within two years of the Policy Date or within two years after the effective date of a reinstatement of a Policy, the Policy will terminate and our liability is limited to the Net Accumulated Value.

If the Insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Specified Amount, then the Policy will terminate and our liability for the amount of increase will be limited to the cost of insurance for the increase.

Certain states may require suicide exclusion provisions that differ from those stated here.

                                      SAI-2

                           MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex was stated incorrectly in the application, we will adjust the death proceeds to the amount that would have been payable at the correct age and sex based on the most recent deduction for cost of insurance.

                              MODIFYING THE POLICY

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president, a vice president, our secretary, or one of our officers. No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

               - to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company or the Separate Account is subject; or

               - to assure continued qualification of the Policy as a life insurance contract under the Federal tax laws; or

               -    to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy. If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform with such laws.

                               POLICY TERMINATION

Your Policy will terminate on the earliest of:

               -    the Maturity Date;

               -    the end of the grace period without a sufficient payment;

               -    the date the Insured dies;

               -    the date you surrender the Policy; or

               -    the date you request that the Policy be canceled.

                              ASSIGNING THE POLICY

               - You may assign Policy rights while the Insured is alive by submitting a written request to our Home Office.

               - The Owner retains any ownership rights that are not assigned.

               - The assignee may not change the Owner or the beneficiary, and may not elect or change an optional method of payment. We will pay any amount payable to the assignee in a lump sum.

               -    We are not:

                       - bound by any assignment unless we receive a written notice;

                       -    responsible for the validity of any assignment; or

                                      SAI-3

                       - liable for any payment we make before we received written notice of the assignment and recorded it at the Home Office.

               - Assigning the Policy may have tax consequences. See "Federal Tax Considerations--Tax Treatment of Policy Benefits" in the Prospectus.

                              UNDERWRITING CLASSES

We currently place Insureds into the following underwriting classes - male or female underwriting class, and a non-tobacco or tobacco (preferred and standard) underwriting class. We may also place non-tobacco users who satisfy more stringent underwriting requirements in a super-preferred underwriting class. We will place an Insured under age 18 on the date we issue the Policy, in a standard non-tobacco or standard tobacco class depending on whether or not they use tobacco.

               - In an otherwise identical Policy, an Insured in the non-tobacco class will have a lower cost of insurance than an Insured in a tobacco class.

                              DOLLAR COST AVERAGING

You may elect to participate in a dollar cost averaging program whereby you periodically transfer a specified amount among the Subaccounts or the Declared Interest Option. To participate in dollar cost averaging, you must place at least $1,000 in the Prime Reserve Subaccount (I.E. the "source account"). Each month, we will automatically transfer equal amounts (minimum $100) from the source account to your designated "target accounts." You may have multiple target accounts.

There is no charge for dollar cost averaging. A transfer under this program is NOT considered a transfer for purposes of assessing the transfer charge. The following rules apply to the dollar cost averaging program:

               -    The minimum amount of each transfer is $100.

               - The maximum number of Subaccounts you may select at any one time is 10, plus the Declared Interest Option. If your Policy was issued on or after May 1, 2004, you may not make transfers to the T. Rowe Price Mid-Cap Growth Subaccount under the dollar cost averaging program.

               - You select the date to begin this program and it will occur on the same date each month, or on the next Business Day.

               - We will terminate this option upon your request, or if the money in the source account is inadequate, or if you elect to participate in the asset rebalancing program.

We may modify, suspend, or discontinue the dollar cost averaging program at any time.

                            ASSET REBALANCING PROGRAM

We also offer an asset rebalancing program under which we will automatically reallocate your Accumulated Value among the Subaccounts and the Declared Interest Option each year to return your Accumulated Value to your most recent premium allocation percentages. The following rules apply to the asset rebalancing program:

               - The maximum number of Subaccounts you may select at any one time is 10, plus the Declared Interest Option.

               - Rebalancing will occur on the fifth Business Day of the month following your Policy Anniversary.

                                      SAI-4

               - You cannot use asset rebalancing in combination with dollar cost averaging.

               - There is no charge for the asset rebalancing program. Any reallocation which occurs under the asset rebalancing program will not be counted towards the 12 free transfers allowed during each Policy Year.

We may modify, suspend, or discontinue the asset rebalancing program at any time.

                           PAYMENT OF POLICY BENEFITS

If the Insured is alive on the Maturity Date, we will pay you the Accumulated Value less any Indebtedness and unpaid monthly deductions. We will generally make payment within seven days of the Maturity Date. Insurance coverage under the Policy will then end.

We usually pay the amounts of any surrender, withdrawal, death benefit, or payment options within seven days after we receive all applicable written notices and/or due proofs of death, and any other information we deem necessary. However, we can postpone such payments if:

     - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

     - the SEC permits, by an order or less formal interpretation (E.G., no-action letter), the postponement of any payment for the protection of Owners; or

     - the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Declared Interest Option (other than death proceeds) for up to six months.

If you have submitted a recent check or draft, then we have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a payment option derived from such check or draft until the check or draft has been honored.

If mandated under applicable law, the Company may be required to block an Owner's account and thereby refuse to pay any request for transfer, surrender, withdrawal, loan or death proceeds, until instructions are received from the appropriate regulator. The Company may also be required to provide additional information about your account to government regulators.

PAYMENT OPTIONS. You may choose to have the proceeds of this Policy paid under a payment option described below, or in any other manner we agree to. None of these payment options vary with the investment performance of a Subaccount because they are all forms of fixed-benefit annuities. After the Insured's death, the beneficiary may choose an option if you had not done so before the Insured's death. If no payment option is chosen, we will pay the proceeds in one sum. We may also pay the proceeds in one sum if: (1) the proceeds are less than $2,000; (2) periodic payments are less than $20; or (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.

Even if the death benefit under the Policy is excludible from income, payments under payment options may not be excludible in full. This is because earnings on the death benefit after the Insured's death are taxable and payments under the payment options generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under payment options.

                                      SAI-5

We currently offer the following payment option choices:

Interest Income                 The proceeds are left with us and we will pay
                                interest on the proceeds every 1, 3, 6, or 12
                                months as the payee chooses. We determine the
                                rate of interest. The payee may withdraw all or
                                part of the proceeds at any time.

Income for a Fixed Term         We will pay the proceeds in equal installments
                                for a fixed term of years.

Life Income with Term Certain   We will pay the proceeds in equal installments
                                for as long as the payee lives, but for not less
                                than a term certain. You or the payee may choose
                                one of the terms certain shown in the payment
                                option tables in your Policy.

Income for Fixed Amount         We will pay the proceeds in equal installments
                                of a specified amount. We will continue such
                                payments until we have paid out all proceeds
                                plus interest.

Joint and Two-Thirds to         We will pay the proceeds in equal monthly
Survivor Monthly Life Income    installments for as long as two joint payees
                                live. When one payee dies, we will pay
                                installments of two-thirds of the first
                                installment to the surviving payee. Payments
                                will end when the surviving payee dies.

SUPPLEMENTAL BENEFITS AND RIDERS

The following supplemental benefits and riders currently are available under the Policy. We deduct any charges for these benefits and riders from Accumulated Value as part of the monthly deduction. The benefits and riders available provide fixed benefits that do not vary with the investment performance of the Separate Account. You may elect to add one or more of the riders listed below at any time, subject to certain limitations. We may require underwriting for certain riders. Your agent can help you determine whether certain of the riders are suitable for you. Please contact us for further details on these supplemental benefits and riders.

CHILDREN'S TERM RIDER -- Provides term insurance on each of the Insured's covered children who has not reached age 19 by the effective date of the rider. Coverage is provided until the earlier of the child attaining age 25 or the Insured attaining age 65. The rider proceeds are the Children's Term Rider Specified Amount in force on the date of the child's death (shown on Policy schedule page), less any cost of insurance due and unpaid at the child's death. We pay the rider proceeds in a lump sum (or other arrangement we agree to) to the Owner, or if the Owner is not surviving, to the child's estate. Your Policy schedule page will show the cost of insurance for this rider and we will include such cost of insurance in the monthly deduction.

WAIVER OF MONTHLY DEDUCTIONS AGREEMENT -- We will waive the monthly deduction once we receive due proof of the Insured's total disability. A total disability must: result from bodily injury or disease; begin while the agreement is in force; exist continuously for at least six consecutive months; and prevent the Insured from engaging in any occupation for which he or she is reasonably qualified by education, training, or experience. Your Policy schedule page will show the cost of insurance rate for this agreement and we will include such cost of insurance in the monthly deduction.

ACCELERATED BENEFIT RIDER -- Allows the Owner to acquire a portion of the death benefit in the event of the Insured's terminal illness. A "terminal illness" is a non-correctable medical condition that is expected to result in the Insured's death within 12 months. The accelerated death benefit is payable in a lump sum or over a 12-month period. There is an administrative fee for the accelerated payout. An Accelerated Benefit Rider may have tax consequences. See "Federal Tax Considerations" in the Prospectus.

                                      SAI-6

PERFORMANCE DATA

                           HYPOTHETICAL ILLUSTRATIONS

In order to demonstrate how the actual investment performance of the portfolios could have affected the death benefit, Accumulated Value, and Net Surrender Value of the Policy, we may provide hypothetical illustrations using the actual investment performance of each portfolio since its inception. THESE HYPOTHETICAL ILLUSTRATIONS ARE DESIGNED TO SHOW THE PERFORMANCE THAT COULD HAVE RESULTED IF THE POLICY HAD BEEN IN EXISTENCE DURING THE PERIOD ILLUSTRATED AND ARE NOT INDICATIVE OF FUTURE PERFORMANCE.

The values we illustrate for death benefit, Accumulated Value, and Net Surrender Value take into account all applicable charges and deductions from the Policy (current and guaranteed), the Separate Account and the portfolios. We have not deducted premium taxes or charges for any riders. These charges would lower the performance figures significantly if reflected.

                            YIELDS AND TOTAL RETURNS

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the Subaccounts and the underlying Portfolios. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding portfolio. A portfolio's performance reflects the portfolio's expenses. See the prospectuses for the Funds.

In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable life insurance issuers in general or to the performance of particular types of variable life insurance investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services that monitor and rank the performance of variable life insurance issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which a Subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      SAI-7

You also should refer to your personalized illustrations which illustrate variations of the death benefit, Accumulated Values, and Net Surrender Value under your Policy.

MONEY MARKET SUBACCOUNT YIELDS

The current yield of the Prime Reserve Subaccount (the "Money Market Subaccount") refers to the annualized investment income generated by an investment in the Prime Reserve Portfolio over a specified seven-day period adjusted for the mortality and expense risk charge under the Policy. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment; it is calculated in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Prime Reserve Portfolio or on its portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account having a balance of one share in the Prime Reserve Portfolio at the beginning of the period, dividing the net change in share value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the portfolio attributable to the hypothetical account; and (2) the mortality and expense risk charge imposed under the Policy.

Effective yield determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the underlying portfolio, the types of quality of portfolio securities held by the underlying portfolio, and the underlying portfolio's operating expenses. During extended periods of low interest rates, the yields may also become extremely low, and after adjustment for the mortality and expense risk charge, possibly negative. Yields may also be presented for periods other than a seven-day period and for the Prime Reserve Portfolio without adjustment for the mortality and expense risk charge.

TOTAL RETURNS

The total return of a Subaccount refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time measured from the date the Subaccount commenced operations. The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Policy to the value of that investment (reflecting only Common Charges, as described below) as of the last day of each of the periods for which total return quotations are provided. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period.

Until a Subaccount has been in operation for 10 years, we will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any policies were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Policy charges currently in effect.

AVERAGE ANNUAL TOTAL RETURNS REFLECT TOTAL UNDERLYING PORTFOLIO EXPENSES AND THE MORTALITY AND EXPENSE RISK CHARGE ("COMMON CHARGES"). However, charges such as surrender charges, and cost of insurance charges, which are based on certain factors, such as sex, Issue Age, Specified Amount, and underwriting classification of the Insured, and which therefore vary with each Policy, are not reflected in average annual total returns, nor are the

                                      SAI-8
premium expense charge, the monthly Policy expense charge, or any charges assessed on partial withdrawal, or transfer ("Non-Common Charges"). IF NON-COMMON CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER.

Because of the charges and deductions imposed under a Policy, performance data for the Subaccounts will be lower than performance data for their corresponding portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding portfolios. Without these reimbursements and waivers, performance would be lower. The T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Fidelity Variable Insurance Products Funds have provided all performance information for the portfolios, including the portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. None of the Funds are affiliated with us. While we have no reason to doubt the accuracy of the figures provided by these non-affiliated Funds, we do not represent that they are true and complete, and disclaim all responsibility for these figures.

PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

ADDITIONAL INFORMATION

                              SALE OF THE POLICIES

Southern Farm Bureau Fund Distributor, Inc. ("SFB Fund Distributor") is responsible for distributing the Policies pursuant to a distribution agreement with us. SFB Fund Distributor serves as principal underwriter for the Policies. SFB Fund Distributor, a Mississippi corporation organized in 1981 and a wholly owned subsidiary of the Company is located at 1401 Livingston Lane, Jackson, Mississippi 39213. SFB Fund Distributor is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. SFB Fund Distributor is not a member of the Securities Investor Protection Corporation.

We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policies, including other incentives or payments, are not charged directly to the Owners or amounts in the Separate Account or Declared Interest Option.

SFB Fund Distributor offers the Policies through its registered representatives. Registered representatives must also be licensed as insurance agents and appointed by the Company.

SFB Fund Distributor received sales compensation with respect to the Policies in the following amounts during the periods indicated:


Fiscal Year   Aggregate Amount of Commissions Paid   Aggregate Amount of Commissions Retained by SFB
              to SFB Fund Distributor                Fund Distributor
------------------------------------------------------------------------------------------------------
2002                       $   2,512.00                           $    304.00
2003                       $  27,578.00                           $  9,509.00
2004




   [AGGREGATE AMOUNT OF COMMISSIONS FOR FISCAL YEAR 2004 TO BE PROVIDED BY
                                   AMENDMENT]


It is the policy of the Company to pay commissions directly to registered representatives, except in instances in which a registered representative is not eligible under applicable rules and regulations to receive a commission, in

                                      SAI-9
which case such commission is paid to and retained by SFB Fund Distributor. SFB Fund Distributor does not receive any commission override as distributor for the Policies. However, under the distribution agreement with SFB Fund Distributor, we pay the following sales expenses: supervisor and registered representative manager compensation; advertising expenses; and all other expenses of distributing the Policies. We also pay for SFB Fund Distributor's operating and other expenses.

Sales charges deducted from premium payments, as well as proceeds from the surrender charge on the Policies are retained by us and used to defray expenses we incur.

                                REPORTS TO OWNERS

At least once each year, or more often as required by law, we will mail to Owners at their last known address a report showing the following information as of the end of the report period:

               -    the current Accumulated Value;

               -    the current Net Surrender Value;

               -    the current death benefit;

               -    the current amount of Indebtedness;

               - any activity since the last report (E.G., premiums paid, withdrawals, deductions, loans or loan repayments, and other transactions); and

               -    any other information required by law.

                                     RECORDS

We will maintain all records relating to the Separate Account and the Declared Interest Option at our Home Office.

                         POTENTIAL CONFLICTS OF INTEREST

In addition to the Separate Account, the Funds may sell portfolio shares to other separate accounts established by other insurance companies (which may or may not be affiliated with the Company), and to separate accounts to serve as the underlying investment for variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, a material conflict may arise between the interests of Owners of the Policies, and of owners of other policies whose values are allocated to other separate accounts investing in any of the portfolios. It also may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither the Company nor the Funds currently foresee any such disadvantages, each Fund's Board of Directors will monitor events in order to identify any material conflicts and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the Separate Accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Fund's Board of Directors were to conclude that separate portfolios should be established, we will bear the attendant expenses, but you would no longer have the economies of scale resulting from a larger combined portfolio.

                                     SAI-10

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to the Policy under the Federal securities laws. Joseph A. Purvis, Senior Vice President and General Counsel and Secretary of Southern Farm Bureau Life Insurance Company, has provided advice on certain matters relating to the laws of Mississippi regarding the Policy and our issuance of the Policy.

                                     EXPERTS

The Separate Account's statements of assets and liabilities as of December 31, 2004, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, appearing herein, have been audited by KPMG LLP, Suite 1100, One Jackson Place, 188 East Capitol Street, Jackson, MS 39201, independent certified public accountants, as set forth in their report appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The statutory statements of admitted assets, liabilities and stockholders' equity of the Company as of December 31, 2004 and 2003, and the related statutory statements of earnings, changes in stockholders' equity and cash flows for each of the years in the three-year period ended December 31, 2004, and related financial statement schedules appearing herein, have been audited by KPMG LLP, independent certified public accountants, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


The audit report of KPMG LLP refers to the preparation of the financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Mississippi, which practices differ from accounting principles generally accepted in the United States of America. Also, the audit report of KPMG LLP refers to a change in the method of accounting for the Company's investments in joint ventures, partnerships, and limited liability companies as of January 1, 2002. Also, the audit report of KPMG LLP refers to a change in the basis of accounting, as a consequence of adopting the National Association of Insurance Commissioners' statutory accounting practices, as of January 1, 2001.

Actuarial matters included in the Prospectus and SAI have been examined by Kenneth P. Johnston, FSA, Vice President - Product Development of the Company, as stated in his opinion filed as an exhibit to the registration statement.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies. Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the Prospectus and this SAI. Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

FINANCIAL STATEMENTS

The Company's statutory basis financial statements, which are included in this SAI, should be considered only as bearing on the Company's ability to meet our obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI-11

                                     PART C

                                OTHER INFORMATION
Item 26.  EXHIBITS

1.   BOARD OF DIRECTORS RESOLUTIONS.

     a) Resolution of the Board of Directors of Southern Farm Bureau Life Insurance Company (the "Company") establishing Southern Farm Bureau Life Variable Life Account (the "Account") (3)

2.   CUSTODIAN AGREEMENTS.  Not Applicable

3.   UNDERWRITING CONTRACTS.

     a)   Form of Principal Underwriting Agreement (2)

     b)   Amendment to Form of Principal Underwriting Agreement (4)

4.   CONTRACTS.

     a)   Specimen Adjustable Premium Variable Life Insurance Policy (3)

     b)   Revised Specimen Adjustable Premium Variable Life Insurance Policy (4)

     c)   Waiver of Monthly Deductions Agreement (3)

     d)   Children's Term Rider (3)

     e)   Accelerated Benefit Rider (3)

5.   APPLICATIONS.

     a)   Application for Adjustable Premium Variable Life Insurance Policy (3)

6.   DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BY-LAWS.

     a)   Articles of Incorporation of the Company (1)

     b)   By-Laws of the Company (1)

7.   REINSURANCE CONTRACTS. (7)

     a) Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and American United Life Insurance Company (7)

     b) Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company (7)

     c) Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and Businessmen's Assurance Company of America (7)

8.   PARTICIPATION AGREEMENTS.

     a) Form of Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (2)

     b) Amendment to Form of Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc. (4)

     c) Form of Participation Agreement for Fidelity Variable Insurance Products Fund (2)

     d) Form of Participation Agreement for Fidelity Variable Insurance Products Fund II (2)

     e) Form of Participation Agreement for Fidelity Variable Insurance Products Fund III (2)

     f) Amendment to Form of Participation Agreement for Fidelity Variable Insurance Products Fund (4)

     g) Amendment to Form of Participation Agreement for Fidelity Variable Insurance Products Fund II (4)

     h) Amendment to Form of Participation Agreement for Fidelity Variable Insurance Products Fund III (4)

9.   ADMINISTRATIVE CONTRACTS.  Not Applicable.

10.  OTHER MATERIAL CONTRACTS.  Not Applicable.

11.  LEGAL OPINION.
     Opinion and Consent of Joseph A. Purvis (10)

12. ACTUARIAL OPINION. Opinion of Kenneth P. Johnston as to actuarial matters pertaining to the securities being registered (10)

13.  CALCULATIONS.  Not Applicable.

14.  OTHER OPINIONS.

     (a)  Consent of Sutherland Asbill & Brennan LLP (10)

     (b)  Consent of KPMG, LLP (10)

15.  OMITTED FINANCIAL STATEMENTS.  Not Applicable.

16.  INITIAL CAPITAL AGREEMENTS.  Not Applicable.

17. REDEEMABILITY EXEMPTION. Issuance, transfer and redemption procedures memorandum. (5)

18.  Powers of Attorney (3) (6) (8)

     a)   Power of Attorney for J. Joseph Stroble (9)

----------
(1) Incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on June 3, 1999.

(2) Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on October 12, 1999.

(3) Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on August 22, 2001.

(4) Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5) Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 8, 2002.

(6) Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 27, 2003.

(7) Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 1, 2003.

(8) Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2004.

(9)  Filed herein.

(10) To be filed by amendment.


Item 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


  NAME AND PRINCIPAL BUSINESS ADDRESS*             POSITION AND OFFICES WITH DEPOSITOR
  ------------------------------------             -----------------------------------
Ronald R. Anderson                          Director
Donald Childs                               Director
Marshall Coyle                              Director
Kenneth Dierschke                           Director
Ben M. Gramling, II                         Director
Bruce L. Hiatt                              Director
Randy Veach                                 Director
Kenneth M. Middleton, II                    Director
Bryan Mitchell                              Director
Sam Moore                                   Director
Lloyd Arthur                                Director
Wayne F. Pryor                              Director
Stanley E. Reed                             Director
Rick Roth                                   Director
David Waide                                 Director
David M. Winkles, Jr                        Director
Larry B. Wooten                             Director
J.M. Wright, Jr.                            Director
Carl B. Loop, Jr.                           Chairman of the Board and President
Wayne Dollar                                First Vice President and Director
J. Joseph Stroble                           Executive Vice President, C.E.O.
Laurence E. Favreau                         Senior Vice President, C.F.O.
Gino Gianfrancesco                          Senior Vice President, Marketing
Randy Johns                                 Senior Vice President, Policy Administration and
                                            Assistant Secretary
Sherrell Ballard                            Vice President, Information Systems
Denny Blaylock                              Vice President, Underwriting
David N. Duddleston, M.D.                   Vice President, Medical Director
Richard G. Fielding                         Vice President, Chief Actuary
Philip R. Hogue                             Vice President, Realty Investments
Kenneth P. Johnston                         Vice President, Product Development
Richard D. McClure                          Vice President, Claims
Walt Olson                                  Vice President, Chief Investment Officer
Joseph A. Purvis                            Senior Vice President, General Counsel and
                                            Secretary
E.J. "Bubby" Trosclair                      Vice President, Agency
Robert E. Ward, Jr.                         Vice President, Controller
Billy Sims                                  Vice President, Human Resources
Glen Castle                                 Vice President, Group, Pension and Variable
                                            Product Administration

----------
* The principal business address for each officer and director is 1401 Livingston Lane Jackson, Mississippi 39213.

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

               The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

                                                                     PERCENT OF VOTING
               NAME                                 JURISDICTION     SECURITIES OWNED
               ----                                 ------------     ----------------
               Arkansas Farm Bureau                  Arkansas        Controlling interest owned
                   Investment Corporation                            by Arkansas Farm Bureau
                                                                     Federation
               Florida Farm Bureau Holding            Florida        Controlling interest owned
                   Corporation                                       by Florida Farm Bureau
                                                                     Federation
               Georgia Farm Bureau                    Georgia        Controlling interest owned
                   Federation Holding Co., Inc.                      by Georgia Farm Bureau
                                                                     Federation
               Kentucky Farm Bureau                   Kentucky       Controlling Interest owned
                   Investment Corporation                            by Kentucky Farm Bureau
                                                                     Federation
               Louisiana Farm Bureau                 Louisiana       Controlling Interest owned
                   Investment Corporation                            by Louisiana Farm Bureau
                                                                     Federation
               Mississippi Farm Bureau              Mississippi      Controlling Interest Owned
                   Investment Corporation                            by Mississippi Farm Bureau
                                                                     Federation
               North Carolina Farm Bureau          North Carolina    Controlling Interest Owned
                   Investment Corporation                            by North Carolina Farm
                                                                     Bureau Federation
               South Carolina Farm Bureau          South Carolina    Controlling Interest Owned
                   Investment Corporation                            by South Carolina Farm
                                                                     Bureau Federation
               Texas Farm Bureau Investment            Texas         Controlling Interest Owned
                   Corporation                                       by Texas Farm Bureau
               Virginia Farm Bureau Holding           Virginia       Controlling Interest Owned
                   Corporation                                       by Virginia Farm Bureau
                                                                     Federation

                                                                     PERCENT OF VOTING
               NAME                                 JURISDICTION     SECURITIES OWNED
               ----                                 ------------     ----------------
               Southern Farm Bureau Life            Mississippi      10% of voting securities
                   Insurance Company                                 owned by each of the
                                                                     following:
                                                                     -Arkansas Farm Bureau
                                                                     Investment Corporation
                                                                     -Florida Farm Bureau
                                                                     Holding Corporation
                                                                     -Georgia Farm Bureau
                                                                     Federation Holding Co., Inc.
                                                                     -Kentucky Farm Bureau
                                                                     Investment Corporation
                                                                     - Louisiana Farm Bureau
                                                                     Investment Corporation
                                                                     - Mississippi Farm Bureau
                                                                     Investment Corporation
                                                                     - North Carolina Farm
                                                                     Bureau Investment
                                                                     Corporation
                                                                     - South Carolina Farm
                                                                     Bureau Investment
                                                                     Corporation
                                                                     - Texas Farm Bureau
                                                                     Investment Corporation
                                                                     - Virginia Farm Bureau
                                                                     Holding Corporation
               Southern Capital Life Insurance      Mississippi      Ownership of all voting
                   Company                                           securities by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Southern Farm Bureau Fund            Mississippi      Ownership of all voting
                   Distributor, Inc.                                 securities by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Oakwood Holdings, LLC                Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               One Thousand One Hotel, LLC          Mississippi      50% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Baycastle Properties, L.P.           Mississippi      99% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company as limited partner;
                                                                     1% interest held by MR
                                                                     Properties, LLC as general
                                                                     partner.

                                                                     PERCENT OF VOTING
               NAME                                 JURISDICTION     SECURITIES OWNED
               ----                                 ------------     ----------------
               Annandale Properties, L.P.           Mississippi      99% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company as limited partner;
                                                                     1% interest held by MR
                                                                     Properties, LLC as general
                                                                     partner.
               Cypress Lake Properties, L.P.        Mississippi      99% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company as limited partner;
                                                                     1% interest held by MR
                                                                     Properties, LLC as general
                                                                     partner.
               MR Properties, LLC                   Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Jackson-I55, LLC                     Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Knoxville-Kingston, LLC               Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Hou-Hempstead, LLC                      Texas         100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Baton Rouge-Perkins, LLC              Louisiana       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Destin-Poinciana, LLC                  Florida        100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Pearl-Hwy 80, LLC                    Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Belle Chasse-WBC, LLC                 Louisiana       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Lafayette-Pinhook, LLC                Louisiana       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               New Orleans-Baronne, LLC              Louisiana       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company

                                                                     PERCENT OF VOTING
               NAME                                 JURISDICTION     SECURITIES OWNED
               ----                                 ------------     ----------------
               Knoxville-Maynardville, LLC           Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Douglas-Peterson, LLC                  Georgia        100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Covington-Holiday, LLC                Louisiana       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Ft. Lauderdale-Broward, LLC            Florida        100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Jackson-Conrad, LLC                   Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Chattanooga-Lee, LLC                  Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Jackson-Old Canton, LLC              Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               St. Petersburg-Ninth, LLC              Florida        100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Jackson-Echelon, LLC                 Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Memphis-Colony, LLC                   Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Akron-Romig, LLC                         Ohio         100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Hudson-Hwy 321, LLC                 North Carolina    100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Memphis-One Place, LLC                Tennessee       100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company

                                                                     PERCENT OF VOTING
               NAME                                 JURISDICTION     SECURITIES OWNED
               ----                                 ------------     ----------------
               Waldwick-North, LLC                   New Jersey      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Picayune-Hwy 43, LLC                 Mississippi      100% of ownership interest
                                                                     held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company
               Westwood Alpha Limited                 Virginia       99% of ownership interest
               Partnership                                           held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company as limited partner
               Southern Capital Brokerage           Mississippi      100% of ownership interest
               Company, LLC                                          held by Southern Farm
                                                                     Bureau Life Insurance
                                                                     Company


Item 29.  INDEMNIFICATION

The By-Laws of Southern Farm Bureau Life Insurance Company provide, in part in
Article XII, as follows:

                                   ARTICLE XII

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS

          The Company shall indemnify to the maximum extent allowed by Mississippi law, any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Any question as to whether a director or officer has met the applicable standard of conduct will be determined by an independent special legal counsel selected by the Board of Directors.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  PRINCIPAL UNDERWRITER

     (a) OTHER ACTIVITY. Southern Farm Bureau Fund Distributor, Inc. is the registrant's principal underwriter. It is also the principal underwriter for Southern Farm Bureau Life Variable Account.

     (b) MANAGEMENT. The following information is furnished with respect to the officers and directors of Southern Farm Bureau Fund Distributor, Inc.:

                                               POSITIONS AND OFFICES
               NAME AND PRINCIPAL              WITH SOUTHERN FARM BUREAU FUND
               BUSINESS ADDRESS*               DISTRIBUTOR, INC.
               ------------------              -----------------
               Laurence E. Favreau             President and Treasurer
               Joseph A. Purvis                General Counsel and Secretary
               Glen Castle                     Vice President and Assistant
                                               Secretary
               Carl B. Loop, Jr.               Director
               Ronald R. Anderson              Director
               Donald Childs                   Director
               Marshall Coyle                  Director
               Kenneth Dierschke               Director
               Wayne Dollar                    Director
               Ben M. Gramling, II             Director
               Bruce L. Hiatt                  Director
               Randy Veach                     Director
               Kenneth M. Middleton, II        Director
               Bryan Mitchell                  Director
               Sam Moore                       Director
               Lloyd Arthur                    Director
               Wayne F. Pryor                  Director
               Stanley E. Reed                 Director
               Rick Roth                       Director
               David Waide                     Director
               David M. Winkles, Jr.           Director
               Larry B. Wooten                 Director
               John Milton Wright, Jr.         Director

----------
*    Principal business address is 1401 Livingston Lane, Jackson, Mississippi,
     39213.

(c) COMPENSATION FROM THE REGISTRANT. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


    (1)                     (2)                 (3)             (4)             (5)
  NAME OF            NET UNDERWRITING
 PRINCIPAL             DISCOUNTS AND      COMPENSATION ON     BROKERAGE        OTHER
UNDERWRITER             COMMISSIONS          REDEMPTION      COMMISSIONS    COMPENSATION
-----------             -----------          ----------      -----------    ------------
Southern Farm        $                          N/A              N/A            N/A
  Bureau Fund
Distributor, Inc.



   [COMPENSATION INFORMATION FOR FISCAL YEAR 2004 TO BE PROVIDED BY AMENDMENT]


Item 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B.

Item 33.  FEE REPRESENTATION

     The Company represents that the aggregate charges under the Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Southern Farm Bureau Life Variable Life Account and Southern Farm Bureau Life Insurance Company have duly caused this registration statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Jackson and State of Mississippi, on the 18th day of February 2005.



                                                              SOUTHERN FARM BUREAU LIFE VARIABLE LIFE
                                                                         ACCOUNT (REGISTRANT)

Attest:   /s/ Joseph A. Purvis                          By:   /s/ J. Joseph Stroble
       -----------------------------------------           ---------------------------------
       JOSEPH A. PURVIS                                               J. JOSEPH STROBLE
       Senior Vice President, General Counsel                         Executive Vice President
       and Secretary                                                  and Chief Executive Officer

                                                        By:  SOUTHERN FARM BUREAU LIFE INSURANCE
                                                             COMPANY (DEPOSITOR)


Attest:    /s/ Joseph A. Purvis                         By:       /s/ J. Joseph Stroble
       -----------------------------------------           ---------------------------------
       JOSEPH A. PURVIS                                               J. JOSEPH STROBLE
       Senior Vice President, General Counsel                         Executive Vice President
       and Secretary                                                  and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 18th, 2005.



              SIGNATURES                               TITLE                         DATE
              ----------                               -----                         ----
 /s/ J. Joseph Stroble                      Executive Vice President,           February 18, 2005
------------------------------------        Chief Executive Officer
     J. JOSEPH STROBLE                      (Principal Executive Officer)

 /s/ Laurence E. Favreau                 Senior Vice President,                 February 18, 2005
------------------------------------        Chief Financial Officer
     LAURENCE E. FAVREAU                    (Principal Financial Officer)

/s/  *                                   President and Chairman of the Board    February 18, 2005
------------------------------------
     CARL B. LOOP, JR.

/s/  *                                   First Vice President and Director      February 18, 2005
------------------------------------
     WAYNE DOLLAR

/s/  *                                   Director                               February 18, 2005
------------------------------------
     RONALD R. ANDERSON

/s/  *                                   Director                               February 18, 2005
------------------------------------
     DONALD CHILDS

/s/  *                                   Director                               February 18, 2005
------------------------------------
     MARSHALL COYLE

/s/  *                                   Director                               February 18, 2005
------------------------------------
     KENNETH DIERSCHKE

/s/  *                                   Director                               February 18, 2005
------------------------------------
     BEN M. GRAMLING, II

/s/  *                                   Director                               February 18, 2005
------------------------------------
     BRUCE L. HIATT

/s/  *                                   Director                               February 18, 2005
------------------------------------
     RANDY VEACH

/s/  *                                   Director                               February 18, 2005
------------------------------------
     KENNETH M. MIDDLETON, II

/s/  *                                   Director                               February 18, 2005
------------------------------------
     BRYAN MITCHELL

/s/  *                                   Director                               February 18, 2005
------------------------------------
     SAM MOORE

/s/  *                                   Director                               February 18, 2005
------------------------------------
     LLOYD ARTHUR

/s/  *                                   Director                               February 18, 2005
------------------------------------
     WAYNE F. PRYOR

/s/  *                                   Director                               February 18, 2005
------------------------------------
     STANLEY E. REED

/s/  *                                   Director                               February 18, 2005
------------------------------------
     RICK ROTH

/s/  *                                   Director                               February 18, 2005
------------------------------------
     DAVID WAIDE

/S/  *                                   Director                               February 18, 2005
------------------------------------
     DAVID M. WINKLES, JR.

/S/  *                                   Director                               February 18, 2005
------------------------------------
     LARRY B. WOOTEN

/S/  *                                   Director                               February 18, 2005
------------------------------------
     J.M. WRIGHT, JR.


*By:    /s/ Joseph A. Purvis                                   February 18, 2005
     ----------------------------------------------------
        Joseph A. Purvis, Pursuant to Power of Attorney

                                  EXHIBIT INDEX


     EXHIBIT           DESCRIPTION
     -------           -----------
     26(18) (a)        Power of Attorney for J. Joseph Stroble